UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

155 Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Equity Fund

October 31, 2015

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUND — 103.3%

United States — 103.3%
SPDR S&P 500 Trust	752	$156

Total Exchange Traded Fund (Cost $100) ($ Thousands)		156

Total Investments —103.3% (Cost $100) ($ Thousands)†		$156

Percentages are based on a Net Assets of $151 ($ Thousands).

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipt

†	At October 31, 2015 the tax basis cost of the Fund’s investments was $100 ($ Thousands), and the unrealized appreciation and depreciation were $56 ($ Thousands) and $(0) ($ Thousands), respectively.

At October 31, 2015, the Fund’s investment was considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2015, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / October 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 29.1%

Consumer Discretionary — 3.3%
1011778 BC ULC / New Red Finance
6.000%, 04/01/22 (A)	$250	$262
4.625%, 01/15/22 (A)	156	158
21st Century Fox America
6.650%, 11/15/37	100	120
6.150%, 02/15/41	250	292
4.500%, 02/15/21	100	108
3.000%, 09/15/22	300	298
24 Hour Holdings III
8.000%, 06/01/22 (A)	25	21
Amazon.com
4.800%, 12/05/34	100	105
2.500%, 11/29/22	200	195
AMC Entertainment
5.750%, 06/15/25	88	89
AMC Networks
7.750%, 07/15/21	100	107
American Axle & Manufacturing
6.625%, 10/15/22	100	106
American Builders & Contractors Supply
5.625%, 04/15/21 (A)	100	103
American Honda Finance MTN
2.250%, 08/15/19	200	200
1.600%, 07/13/18	100	100
American Tire Distributors
10.250%, 03/01/22 (A)	100	101
APX Group
8.750%, 12/01/20	100	82
6.375%, 12/01/19	150	146
Aramark Services
5.750%, 03/15/20	100	104
Ashtead Capital
5.625%, 10/01/24 (A)	200	208
Associated Materials
9.125%, 11/01/17	100	80
AutoZone
3.700%, 04/15/22	80	82
Bed Bath & Beyond
5.165%, 08/01/44	100	90
Block Financial
4.125%, 10/01/20	100	102
BorgWarner
4.375%, 03/15/45	50	44
3.375%, 03/15/25	100	97
Boyd Gaming
6.875%, 05/15/23	137	145
Brookfield Residential Properties
6.500%, 12/15/20	100	100
6.125%, 07/01/22 (A)	100	98

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cablevision Systems
5.875%, 09/15/22	$100	$83
Caesars Entertainment Resort Properties
11.000%, 10/01/21	100	95
8.000%, 10/01/20	150	149
Caesars Growth Properties Holdings
9.375%, 05/01/22	100	83
CBS
5.500%, 05/15/33	175	174
4.000%, 01/15/26	35	35
3.500%, 01/15/25	100	98
CCO Holdings
5.125%, 05/01/23 (A)	500	501
CCO Safari II
6.834%, 10/23/55 (A)	35	35
6.484%, 10/23/45 (A)	165	171
6.384%, 10/23/35 (A)	50	52
4.908%, 07/23/25 (A)	150	153
4.464%, 07/23/22 (A)	150	152
3.579%, 07/23/20 (A)	55	55
Chinos Intermediate Holdings
7.750%, 05/01/19 (A)	50	18
Cinemark
4.875%, 06/01/23	50	49
Claire’s Stores
9.000%, 03/15/19 (A)	100	82
Clear Channel Worldwide Holdings
7.625%, 03/15/20	300	311
6.500%, 11/15/22	300	313
Comcast
5.700%, 05/15/18	250	276
4.750%, 03/01/44	200	211
4.600%, 08/15/45	100	103
4.250%, 01/15/33	100	100
4.200%, 08/15/34	400	397
3.375%, 02/15/25	150	153
3.375%, 08/15/25	65	66
CSC Holdings
6.750%, 11/15/21	50	48
5.250%, 06/01/24	150	132
CST Brands
5.000%, 05/01/23	100	101
Cumulus Media Holdings
7.750%, 05/01/19	100	66
Daimler Finance North America
8.500%, 01/18/31	50	72

2	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DIRECTV Holdings
5.150%, 03/15/42	$150	$143
5.000%, 03/01/21	150	164
3.950%, 01/15/25	100	99
1.750%, 01/15/18	200	200
Discovery Communications
6.350%, 06/01/40	100	106
5.050%, 06/01/20	125	136
DISH DBS
6.750%, 06/01/21	300	310
5.875%, 07/15/22	200	196
5.875%, 11/15/24	260	248
Dollar General
3.250%, 04/15/23	100	96
Dollar Tree
5.750%, 03/01/23 (A)	380	400
5.250%, 03/01/20 (A)	105	110
DR Horton
4.000%, 02/15/20	45	46
3.750%, 03/01/19	100	103
ESH Hospitality‡
5.250%, 05/01/25 ‡(A)	100	100
Expedia
4.500%, 08/15/24	50	50
FCA
8.250%, 06/15/21	400	428
Fiat Chrysler Automobiles
5.250%, 04/15/23	200	199
4.500%, 04/15/20	200	202
First Quality Finance
4.625%, 05/15/21 (A)	100	93
Ford Motor
7.450%, 07/16/31	200	257
4.750%, 01/15/43	125	124
Ford Motor Credit
8.000%, 12/15/16	350	374
5.875%, 08/02/21	250	285
5.000%, 05/15/18	225	239
3.219%, 01/09/22	200	199
1.461%, 03/27/17	200	199
General Motors
6.250%, 10/02/43	150	166
5.000%, 04/01/35	50	49
3.500%, 10/02/18	150	152
General Motors Financial
4.000%, 01/15/25	100	98
3.450%, 04/10/22	150	147
3.200%, 07/13/20	100	99
2.400%, 04/10/18	125	124
George Washington University
4.868%, 09/15/45	50	52

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Goodyear Tire & Rubber
6.500%, 03/01/21	$200	$212
Group 1 Automotive
5.000%, 06/01/22	100	101
Guitar Center
6.500%, 04/15/19 (A)	100	94
Hanesbrands
6.375%, 12/15/20	100	104
Hilton Worldwide Finance
5.625%, 10/15/21	200	209
Home Depot
5.875%, 12/16/36	200	247
4.400%, 04/01/21	100	111
4.400%, 03/15/45	150	156
2.625%, 06/01/22	150	151
2.000%, 06/15/19	100	102
iHeartCommunications
9.000%, 12/15/19	100	84
9.000%, 09/15/22	500	409
International Game Technology
6.250%, 02/15/22 (A)	200	195
5.625%, 02/15/20 (A)	200	203
Jaguar Holding II
6.375%, 08/01/23 (A)	152	152
Jaguar Land Rover Automotive
5.625%, 02/01/23 (A)	150	154
4.250%, 11/15/19 (A)	150	153
Johnson Controls
4.950%, 07/02/64	25	21
4.625%, 07/02/44	100	88
3.625%, 07/02/24	100	97
K Hovnanian Enterprises
7.250%, 10/15/20 (A)	100	94
Kohl’s
4.750%, 12/15/23	100	105
L Brands
6.875%, 11/01/35 (A)	150	156
6.625%, 04/01/21	100	113
5.625%, 02/15/22	150	163
Landry’s
9.375%, 05/01/20 (A)	100	107
Laureate Education
9.250%, 09/01/19 (A)	200	159
Lear
5.250%, 01/15/25	75	77
Lennar
4.750%, 11/15/22	100	100
4.500%, 06/15/19	100	104
Levi Strauss
6.875%, 05/01/22	100	110
LKQ
4.750%, 05/15/23	100	98

Adviser Managed Trust / Quarterly Report / October 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lowe’s
6.650%, 09/15/37	$100	$130
4.625%, 04/15/20	100	110
4.250%, 09/15/44	50	50
3.125%, 09/15/24	100	99
Macy’s Retail Holdings
4.500%, 12/15/34	100	89
2.875%, 02/15/23	125	117
Magna International
3.625%, 06/15/24	100	97
Marriott International
3.125%, 10/15/21	100	101
Massachusetts Institute of Technology
5.600%, 07/01/11	100	123
Mattel
2.350%, 05/06/19	100	100
McClatchy
9.000%, 12/15/22	100	96
McDonald’s MTN
6.300%, 10/15/37	150	181
5.350%, 03/01/18	200	217
Men’s Wearhouse
7.000%, 07/01/22	50	52
MGM Resorts International
7.750%, 03/15/22	100	111
6.625%, 12/15/21	200	214
6.000%, 03/15/23	200	203
Michaels Stores
5.875%, 12/15/20 (A)	100	106
Mohegan Tribal Gaming Authority
9.750%, 09/01/21	100	103
Monitronics International
9.125%, 04/01/20	100	87
MPG Holdco I
7.375%, 10/15/22	100	106
NBCUniversal Media
5.950%, 04/01/41	100	121
5.150%, 04/30/20	350	395
NCL
5.250%, 11/15/19 (A)	100	104
Neiman Marcus Group
8.000%, 10/15/21 (A)	200	208
Netflix
5.875%, 02/15/25 (A)	38	40
5.500%, 02/15/22 (A)	125	132
5.375%, 02/01/21	100	106
Newell Rubbermaid
4.000%, 12/01/24	100	100
Nexstar Broadcasting
6.875%, 11/15/20	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NIKE
3.875%, 11/01/45	$100	$98
Nordstrom
5.000%, 01/15/44	100	107
Omnicom Group
3.625%, 05/01/22	100	101
Penske Automotive Group
5.750%, 10/01/22	50	52
Petco Holdings PIK
8.500%, 10/15/17 (A)	200	204
Pinnacle Entertainment
6.375%, 08/01/21	250	266
PVH
4.500%, 12/15/22	100	100
Quebecor Media
5.750%, 01/15/23	50	51
QVC
4.450%, 02/15/25	100	95
Regal Entertainment Group
5.750%, 03/15/22	150	155
Royal Caribbean Cruises
5.250%, 11/15/22	100	107
RSI Home Products
6.500%, 03/15/23 (A)	67	69
Sally Holdings
6.875%, 11/15/19	100	103
5.750%, 06/01/22	100	106
Scientific Games International
10.000%, 12/01/22	300	265
7.000%, 01/01/22 (A)	125	126
Scripps Networks Interactive
2.750%, 11/15/19	100	98
Serta Simmons Bedding
8.125%, 10/01/20 (A)	100	106
Service International
5.375%, 05/15/24	100	107
Sinclair Television Group
6.125%, 10/01/22	100	103
5.375%, 04/01/21	150	150
Sirius XM Radio
6.000%, 07/15/24 (A)	200	211
5.375%, 04/15/25 (A)	125	128
Six Flags Entertainment
5.250%, 01/15/21 (A)	100	104
Starbucks
2.700%, 06/15/22	200	202
Starwood Hotels & Resorts Worldwide
3.750%, 03/15/25	100	98
Station Casinos
7.500%, 03/01/21	25	27

4	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Target
6.500%, 10/15/37	$100	$131
6.000%, 01/15/18	100	110
3.500%, 07/01/24	150	156
2.300%, 06/26/19	150	153
Taylor Morrison Communities
5.250%, 04/15/21 (A)	92	93
TEGNA
5.125%, 07/15/20	250	261
Time
5.750%, 04/15/22 (A)	100	100
Time Warner
6.200%, 03/15/40	275	311
3.600%, 07/15/25	200	198
3.550%, 06/01/24	200	199
2.100%, 06/01/19	350	349
Time Warner Cable
8.750%, 02/14/19	100	117
6.550%, 05/01/37	100	100
5.875%, 11/15/40	200	190
5.850%, 05/01/17	145	153
5.000%, 02/01/20	250	268
4.500%, 09/15/42	100	81
Tops Holding
8.000%, 06/15/22 (A)	83	86
Toyota Motor Credit MTN
3.300%, 01/12/22	200	208
2.800%, 07/13/22	50	50
2.150%, 03/12/20	200	201
2.050%, 01/12/17	200	203
1.750%, 05/22/17	100	101
1.550%, 07/13/18	50	50
Tribune Media
5.875%, 07/15/22 (A)	200	206
Unitymedia Hessen GmbH & KG
5.000%, 01/15/25 (A)	200	199
Univision Communications
6.750%, 09/15/22 (A)	150	158
5.125%, 05/15/23 (A)	100	99
5.125%, 02/15/25 (A)	247	243
Viacom
5.850%, 09/01/43	100	94
4.850%, 12/15/34	200	173
4.250%, 09/01/23	125	124
2.200%, 04/01/19	150	148
Viking Cruises
8.500%, 10/15/22 (A)	100	109
Walt Disney MTN
4.125%, 06/01/44	125	126
2.350%, 12/01/22	50	50
1.125%, 02/15/17	100	100
1.100%, 12/01/17	200	200

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Whirlpool
3.700%, 05/01/25	$200	$197
WPP Finance
3.750%, 09/19/24	100	101
Wyndham Worldwide
4.250%, 03/01/22	100	101
Wynn Las Vegas
5.500%, 03/01/25 (A)	300	282
5.375%, 03/15/22	100	99
ZF North America Capital
4.750%, 04/29/25 (A)	150	147
4.500%, 04/29/22 (A)	150	151
4.000%, 04/29/20 (A)	150	152

		32,767

Consumer Staples — 1.7%
Albertson’s Holdings
7.750%, 10/15/22 (A)	126	136
Alliance One International
9.875%, 07/15/21	50	43
Altria Group
9.700%, 11/10/18	106	129
9.250%, 08/06/19	100	123
5.375%, 01/31/44	200	218
4.000%, 01/31/24	100	105
2.850%, 08/09/22	100	99
Anheuser-Busch InBev Finance
4.625%, 02/01/44	100	97
3.700%, 02/01/24	300	304
2.150%, 02/01/19	62	62
1.125%, 01/27/17	200	200
Anheuser-Busch InBev Worldwide
8.200%, 01/15/39	100	141
5.375%, 01/15/20	200	223
3.750%, 07/15/42	100	85
1.375%, 07/15/17	200	199
Archer-Daniels-Midland
4.479%, 03/01/21	50	55
4.016%, 04/16/43	50	49
Avon Products
6.750%, 03/15/23	100	72
B&G Foods
4.625%, 06/01/21	100	100
Brown-Forman
4.500%, 07/15/45	35	36
Campbell Soup
4.500%, 02/15/19	100	107
Coca-Cola
2.450%, 11/01/20	200	203
1.650%, 11/01/18	300	303
Coca-Cola Femsa
2.375%, 11/26/18	150	151

Adviser Managed Trust / Quarterly Report / October 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Colgate-Palmolive MTN
5.200%, 11/07/16	$55	$58
4.000%, 08/15/45	50	50
3.250%, 03/15/24	50	52
1.750%, 03/15/19	50	50
ConAgra Foods
3.200%, 01/25/23	150	143
1.900%, 01/25/18	100	100
Constellation Brands
4.250%, 05/01/23	150	154
3.750%, 05/01/21	100	102
Costco Wholesale
5.500%, 03/15/17	100	106
1.700%, 12/15/19	100	100
1.125%, 12/15/17	100	100
Cott Beverages
6.750%, 01/01/20	80	85
5.375%, 07/01/22	100	99
CVS Health
5.750%, 06/01/17	100	107
5.300%, 12/05/43	50	54
5.125%, 07/20/45	105	112
4.875%, 07/20/35	100	105
4.000%, 12/05/23	100	106
3.875%, 07/20/25	200	206
2.800%, 07/20/20	200	203
2.750%, 12/01/22	100	98
2.250%, 12/05/18	125	127
1.900%, 07/20/18	100	101
Dean Foods
6.500%, 03/15/23 (A)	47	50
Diageo Capital
5.750%, 10/23/17	125	136
2.625%, 04/29/23	100	97
1.500%, 05/11/17	100	100
Dr Pepper Snapple Group
2.000%, 01/15/20	100	97
Edgewell Personal Care
4.700%, 05/19/21	100	103
Energizer Holdings
5.500%, 06/15/25 (A)	113	115
Estee Lauder
4.375%, 06/15/45	50	51
General Mills
5.700%, 02/15/17	100	106
3.150%, 12/15/21	100	101
Hershey
3.200%, 08/21/25	100	101
HRG Group
7.875%, 07/15/19	100	106
7.750%, 01/15/22	50	50

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ingles Markets
5.750%, 06/15/23	$100	$102
JBS
5.875%, 07/15/24 (A)	250	245
5.750%, 06/15/25 (A)	100	97
JM Smucker
4.375%, 03/15/45	100	97
4.250%, 03/15/35	20	20
Kellogg
7.450%, 04/01/31	75	96
4.000%, 12/15/20	200	213
Kimberly-Clark
6.625%, 08/01/37	100	133
3.050%, 08/15/25	50	50
2.150%, 08/15/20	50	50
Kraft Foods Group
6.125%, 08/23/18	200	222
5.000%, 06/04/42	100	103
3.500%, 06/06/22	100	102
Kraft Heinz Foods
5.200%, 07/15/45 (A)	100	106
3.950%, 07/15/25 (A)	100	102
2.800%, 07/02/20 (A)	200	201
Kroger
4.000%, 02/01/24	200	208
2.200%, 01/15/17	150	152
Mead Johnson Nutrition
4.125%, 11/15/25	30	30
3.000%, 11/15/20	30	30
Molson Coors Brewing
5.000%, 05/01/42	93	82
Mondelez International
6.500%, 08/11/17	100	109
4.000%, 02/01/24	260	271
PepsiCo
5.500%, 01/15/40	100	118
5.000%, 06/01/18	150	164
4.600%, 07/17/45	70	73
4.500%, 01/15/20	200	220
4.250%, 10/22/44	100	100
3.600%, 03/01/24	200	208
3.500%, 07/17/25	100	103
2.750%, 03/05/22	150	151
Philip Morris International
6.375%, 05/16/38	200	253
5.650%, 05/16/18	200	220
4.500%, 03/26/20	100	110
4.250%, 11/10/44	50	49
4.125%, 03/04/43	50	48
Pilgrim’s Pride
5.750%, 03/15/25 (A)	33	34

6	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Post Holdings
7.750%, 03/15/24 (A)	$160	$170
7.375%, 02/15/22	300	316
Procter & Gamble
5.550%, 03/05/37	100	122
4.700%, 02/15/19	200	220
3.100%, 08/15/23	100	104
Revlon Consumer Products
5.750%, 02/15/21	100	101
Reynolds American
6.875%, 05/01/20 (A)	100	116
5.850%, 08/15/45	100	111
5.700%, 08/15/35	100	109
4.750%, 11/01/42	100	96
4.450%, 06/12/25	100	104
3.250%, 06/12/20	100	102
3.250%, 11/01/22	100	100
Rite Aid
6.750%, 06/15/21	400	430
6.125%, 04/01/23 (A)	65	70
Smithfield Foods
6.625%, 08/15/22	100	107
Spectrum Brands
6.375%, 11/15/20	200	213
5.750%, 07/15/25 (A)	149	159
Sun Products
7.750%, 03/15/21 (A)	100	94
Sysco
4.850%, 10/01/45	15	16
3.750%, 10/01/25	25	25
2.600%, 10/01/20	50	51
Tyson Foods
4.500%, 06/15/22	100	106
3.950%, 08/15/24	50	51
Unilever Capital
5.900%, 11/15/32	100	129
4.250%, 02/10/21	100	110
US Foods
8.500%, 06/30/19	200	208
Vector Group
7.750%, 02/15/21	100	107
Walgreen
5.250%, 01/15/19	24	26
Walgreens Boots Alliance
4.800%, 11/18/44	100	93
3.800%, 11/18/24	100	99
3.300%, 11/18/21	100	100
1.750%, 11/17/17	150	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wal-Mart Stores
6.500%, 08/15/37	$250	$326
5.250%, 09/01/35	200	230
4.300%, 04/22/44	225	228
3.300%, 04/22/24	200	208
3.250%, 10/25/20	100	106
2.550%, 04/11/23	150	149
1.125%, 04/11/18	300	301
WhiteWave Foods
5.375%, 10/01/22	100	107

		17,313

Energy — 3.4%
American Energy-Permian Basin
7.375%, 11/01/21 (A)	100	53
7.125%, 11/01/20 (A)	150	81
Anadarko Petroleum
6.450%, 09/15/36	125	141
6.375%, 09/15/17	225	242
Antero Resources
5.625%, 06/01/23 (A)	44	40
5.375%, 11/01/21	200	184
5.125%, 12/01/22	200	180
Apache
5.100%, 09/01/40	200	192
4.750%, 04/15/43	100	92
3.250%, 04/15/22	100	99
Atwood Oceanics
6.500%, 02/01/20	100	77
Baker Hughes
5.125%, 09/15/40	100	101
Blue Racer Midstream
6.125%, 11/15/22 (A)	128	120
Bonanza Creek Energy
6.750%, 04/15/21	50	36
BP Capital Markets
3.994%, 09/26/23	38	40
3.535%, 11/04/24	100	102
3.506%, 03/17/25	200	201
3.245%, 05/06/22	100	101
2.315%, 02/13/20	200	201
2.237%, 05/10/19	200	202
1.846%, 05/05/17	100	101
BreitBurn Energy Partners
7.875%, 04/15/22	100	37
Buckeye Partners
2.650%, 11/15/18	150	145
Calfrac Holdings
7.500%, 12/01/20 (A)	50	28

Adviser Managed Trust / Quarterly Report / October 31, 2015	7

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California Resources
6.000%, 11/15/24	$250	$170
5.500%, 09/15/21	300	206
5.000%, 01/15/20	100	73
Calumet Specialty Products Partners
6.500%, 04/15/21	100	93
Cameron International
1.400%, 06/15/17	125	124
Canadian Natural Resources
6.250%, 03/15/38	50	52
5.700%, 05/15/17	100	105
3.900%, 02/01/25	100	95
Carrizo Oil & Gas
6.250%, 04/15/23	165	157
Cenovus Energy
5.200%, 09/15/43	275	246
CGG
6.500%, 06/01/21	100	57
CHC Helicopter
9.250%, 10/15/20	180	103
Chesapeake Energy
5.750%, 03/15/23	150	94
4.875%, 04/15/22	350	217
Chevron
4.950%, 03/03/19	225	251
3.191%, 06/24/23	100	102
2.355%, 12/05/22	100	98
2.193%, 11/15/19	125	126
1.104%, 12/05/17	100	100
Clayton Williams Energy
7.750%, 04/01/19	100	92
CNOOC Nexen Finance
4.250%, 04/30/24	200	205
1.625%, 04/30/17	200	200
Columbia Pipeline Group
3.300%, 06/01/20 (A)	150	150
Comstock Resources
10.000%, 03/15/20 (A)	100	65
Concho Resources
6.500%, 01/15/22	100	104
5.500%, 04/01/23	250	251
ConocoPhillips
6.500%, 02/01/39	225	276
5.750%, 02/01/19	100	112
4.150%, 11/15/34	100	96
3.350%, 11/15/24	100	99
3.350%, 05/15/25	95	94
2.400%, 12/15/22	150	143
1.050%, 12/15/17	100	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CONSOL Energy
8.000%, 04/01/23 (A)	$50	$35
5.875%, 04/15/22	200	126
Continental Resources
5.000%, 09/15/22	275	247
3.800%, 06/01/24	50	42
Crestwood Midstream Partners
6.250%, 04/01/23 (A)	70	60
6.125%, 03/01/22	100	86
6.000%, 12/15/20	50	44
DCP Midstream
5.850%, 05/21/43 (A)(B)	100	80
DCP Midstream Operating
3.875%, 03/15/23	100	85
Denbury Resources
5.500%, 05/01/22	200	140
4.625%, 07/15/23	100	67
Devon Energy
5.600%, 07/15/41	100	97
3.250%, 05/15/22	100	96
Devon Financing
7.875%, 09/30/31	100	123
Drill Rigs Holdings
6.500%, 10/01/17 (A)	100	68
Eclipse Resources
8.875%, 07/15/23 (A)	100	78
Ecopetrol
5.875%, 05/28/45	100	82
4.125%, 01/16/25	225	198
Enable Midstream Partners
2.400%, 05/15/19 (A)	100	95
Enbridge Energy Partners
9.875%, 03/01/19	50	59
5.500%, 09/15/40	100	84
Encana
6.500%, 08/15/34	225	204
Endeavor Energy Resources
7.000%, 08/15/21 (A)	100	96
Energy Transfer Equity
5.875%, 01/15/24	150	145
5.500%, 06/01/27	195	174
Energy Transfer Partners
6.125%, 12/15/45	100	90
5.950%, 10/01/43	100	87
5.200%, 02/01/22	100	99
5.150%, 03/15/45	100	80
4.900%, 03/15/35	250	203
4.750%, 01/15/26	50	46
3.600%, 02/01/23	185	164
Energy XXI Gulf Coast
11.000%, 03/15/20 (A)	200	108
9.250%, 12/15/17	100	32

8	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
EnLink Midstream Partners
4.150%, 06/01/25	$100	$91
Ensco
5.200%, 03/15/25	200	167
4.700%, 03/15/21	100	90
Enterprise Products Operating
5.200%, 09/01/20	100	110
5.100%, 02/15/45	225	212
4.850%, 08/15/42	100	90
3.700%, 02/15/26	100	95
3.350%, 03/15/23	200	194
2.550%, 10/15/19	100	100
EOG Resources
3.150%, 04/01/25	200	198
2.625%, 03/15/23	100	98
EP Energy
9.375%, 05/01/20	300	261
6.375%, 06/15/23	68	51
EV Energy Partners
8.000%, 04/15/19	100	69
Exxon Mobil
3.567%, 03/06/45	50	48
2.709%, 03/06/25	100	99
1.912%, 03/06/20	100	100
0.921%, 03/15/17	263	264
Foresight Energy
7.875%, 08/15/21 (A)	100	73
Genesis Energy
6.750%, 08/01/22	100	97
GenOn Energy
9.500%, 10/15/18	200	176
Gibson Energy
6.750%, 07/15/21 (A)	21	20
Gulfmark Offshore
6.375%, 03/15/22	50	31
Gulfport Energy
7.750%, 11/01/20	100	99
Halcon Resources
13.000%, 02/15/22 (A)	100	58
8.625%, 02/01/20 (A)	122	105
Halliburton
7.450%, 09/15/39	100	132
6.150%, 09/15/19	100	113
3.500%, 08/01/23	100	100
Hess
8.125%, 02/15/19	100	116
7.125%, 03/15/33	100	112
5.600%, 02/15/41	50	49
Hilcorp Energy I
5.750%, 10/01/25 (A)	67	62
Husky Energy
4.000%, 04/15/24	200	190

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jones Energy Holdings
6.750%, 04/01/22	$100	$80
Jupiter Resources
8.500%, 10/01/22 (A)	100	52
Key Energy Services
6.750%, 03/01/21	100	32
Kinder Morgan
5.550%, 06/01/45	100	84
5.300%, 12/01/34	250	211
5.050%, 02/15/46	90	71
4.300%, 06/01/25	100	91
3.050%, 12/01/19	325	315
Kinder Morgan Energy Partners
5.500%, 03/01/44	250	209
4.300%, 05/01/24	100	90
4.250%, 09/01/24	100	89
2.650%, 02/01/19	100	98
Laredo Petroleum
7.375%, 05/01/22	100	99
Legacy Reserves
6.625%, 12/01/21	50	33
Linn Energy
6.500%, 05/15/19	100	26
6.250%, 11/01/19	450	106
Magellan Midstream Partners
4.200%, 03/15/45	200	166
Magnum Hunter Resources
9.750%, 05/15/20	100	41
Marathon Oil
6.000%, 10/01/17	100	107
5.200%, 06/01/45	50	43
2.800%, 11/01/22	100	90
Marathon Petroleum
6.500%, 03/01/41	150	164
5.125%, 03/01/21	50	55
MarkWest Energy Partners
4.875%, 12/01/24	82	77
4.875%, 06/01/25	230	215
4.500%, 07/15/23	150	141
McDermott International
8.000%, 05/01/21 (A)	100	86
MEG Energy
7.000%, 03/31/24 (A)	200	173
6.375%, 01/30/23 (A)	100	84
Memorial Production Partners
7.625%, 05/01/21	100	67
Memorial Resource Development
5.875%, 07/01/22	100	94
Midstates Petroleum
10.000%, 06/01/20	100	69
Murray Energy
11.250%, 04/15/21 (A)	150	40

Adviser Managed Trust / Quarterly Report / October 31, 2015	9

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Oilwell Varco
3.950%, 12/01/42	$100	$81
2.600%, 12/01/22	100	93
Navios Maritime Acquisition
8.125%, 11/15/21 (A)	100	96
Newfield Exploration
5.625%, 07/01/24	245	243
5.375%, 01/01/26	77	73
Nexen Energy
6.400%, 05/15/37	200	234
NGPL PipeCo
9.625%, 06/01/19 (A)	100	94
Niska Gas Storage Canada
6.500%, 04/01/19	100	89
Noble Energy
5.250%, 11/15/43	100	92
4.150%, 12/15/21	50	51
3.900%, 11/15/24	100	95
Noble Holding International
5.950%, 04/01/25	100	80
Northern Oil and Gas
8.000%, 06/01/20	100	83
Oasis Petroleum
6.875%, 03/15/22	100	85
Occidental Petroleum
2.700%, 02/15/23	100	98
1.750%, 02/15/17	100	101
Offshore Group Investment
7.500%, 11/01/19	200	59
ONEOK
7.500%, 09/01/23	80	79
4.250%, 02/01/22	100	86
ONEOK Partners
6.200%, 09/15/43	50	42
3.200%, 09/15/18	200	201
Pacific Drilling
5.375%, 06/01/20 (A)	200	107
Parsley Energy
7.500%, 02/15/22 (A)	100	101
PBF Holding
8.250%, 02/15/20	150	157
PDC Energy
7.750%, 10/15/22	100	100
Peabody Energy
10.000%, 03/15/22 (A)	150	40
6.000%, 11/15/18	250	44
Penn Virginia
8.500%, 05/01/20	100	29

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Petroleos Mexicanos MTN
6.625%, 06/15/35	$100	$98
6.500%, 06/02/41	260	250
5.750%, 03/01/18	200	212
5.625%, 01/23/46 (A)	300	259
4.500%, 01/23/26 (A)	150	143
3.500%, 07/23/20 (A)	250	248
3.500%, 01/30/23	250	232
2.378%, 04/15/25	90	92
PHI
5.250%, 03/15/19	100	89
Phillips 66
5.875%, 05/01/42	100	112
4.875%, 11/15/44	100	99
2.950%, 05/01/17	100	102
Phillips 66 Partners
2.646%, 02/15/20	150	146
Pioneer Natural Resources
7.200%, 01/15/28	66	78
6.650%, 03/15/17	100	105
Plains All American Pipeline
4.700%, 06/15/44	100	86
4.650%, 10/15/25	100	100
3.600%, 11/01/24	100	93
2.600%, 12/15/19	100	98
Precision Drilling
6.625%, 11/15/20	100	89
Puget Energy
5.625%, 07/15/22	100	113
3.650%, 05/15/25 (A)	50	49
Puget Sound Energy
4.300%, 05/20/45	50	51
Puma International Financing
6.750%, 02/01/21 (A)	200	202
QEP Resources
5.250%, 05/01/23	100	89
Range Resources
5.000%, 03/15/23	150	133
4.875%, 05/15/25 (A)	88	79
Rice Energy
6.250%, 05/01/22	100	91
Rockies Express Pipeline
6.000%, 01/15/19 (A)	100	101
RSP Permian
6.625%, 10/01/22	50	50
Sabine Pass Liquefaction
5.750%, 05/15/24	100	96
5.625%, 02/01/21	450	447
5.625%, 03/01/25 (A)	194	186
Sanchez Energy
6.125%, 01/15/23	200	145

10	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SandRidge Energy
8.750%, 06/01/20 (A)	$233	$142
Sasol Financing International
4.500%, 11/14/22	200	196
Schlumberger Investment
3.650%, 12/01/23	100	104
Seven Generations Energy
8.250%, 05/15/20 (A)	50	49
Seventy Seven Operating
6.625%, 11/15/19	100	59
Shell International Finance
6.375%, 12/15/38	200	254
4.375%, 03/25/20	100	109
4.375%, 05/11/45	100	100
4.300%, 09/22/19	150	163
4.125%, 05/11/35	200	200
2.250%, 01/06/23	100	96
2.125%, 05/11/20	200	200
SM Energy
6.125%, 11/15/22	30	29
5.625%, 06/01/25	113	103
5.000%, 01/15/24	100	90
Southwestern Energy
4.950%, 01/23/25	50	44
4.100%, 03/15/22	100	85
Spectra Energy Partners
4.750%, 03/15/24	100	103
3.500%, 03/15/25	100	93
2.950%, 09/25/18	100	101
Statoil
4.800%, 11/08/43	100	108
3.700%, 03/01/24	200	207
2.250%, 11/08/19	250	253
1.200%, 01/17/18	100	100
1.150%, 05/15/18	100	99
Stone Energy
7.500%, 11/15/22	100	65
Suncor Energy
6.500%, 06/15/38	200	241
6.100%, 06/01/18	100	110
Sunoco
6.375%, 04/01/23 (A)	83	84
5.500%, 08/01/20 (A)	120	123
Sunoco Logistics Partners Operations
5.350%, 05/15/45	125	100
Targa Resources Partners
5.000%, 01/15/18 (A)	200	197
4.250%, 11/15/23	100	87
4.125%, 11/15/19	15	14

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tesoro Logistics
6.250%, 10/15/22 (A)	$110	$115
6.125%, 10/15/21	100	104
5.500%, 10/15/19 (A)	5	5
Total Capital International
3.750%, 04/10/24	150	157
2.875%, 02/17/22	100	101
2.700%, 01/25/23	100	98
2.100%, 06/19/19	250	253
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	83
6.200%, 10/15/37	250	281
2.500%, 08/01/22	100	94
1.875%, 01/12/18	150	151
Transocean
6.875%, 12/15/21	200	158
6.500%, 11/15/20	100	80
5.550%, 12/15/16	100	100
Tullow Oil
6.250%, 04/15/22 (A)	200	151
Ultra Petroleum
6.125%, 10/01/24 (A)	100	56
Unit
6.625%, 05/15/21	50	40
Valero Energy
6.625%, 06/15/37	100	111
3.650%, 03/15/25	200	194
Vanguard Natural Resources
7.875%, 04/01/20	50	30
W&T Offshore
8.500%, 06/15/19	100	45
Weatherford International
9.625%, 03/01/19	125	130
7.000%, 03/15/38	200	143
Western Gas Partners
3.950%, 06/01/25	100	91
Whiting Canadian Holding
8.125%, 12/01/19	50	50
Whiting Petroleum
5.750%, 03/15/21	100	93
5.000%, 03/15/19	250	237
Williams
5.750%, 06/24/44	100	73
4.550%, 06/24/24	100	84
Williams Partners
6.300%, 04/15/40	100	89
4.875%, 03/15/24	125	113
4.300%, 03/04/24	260	233
3.900%, 01/15/25	100	85
3.600%, 03/15/22	150	135

Adviser Managed Trust / Quarterly Report / October 31, 2015	11

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WPX Energy
7.500%, 08/01/20	$75	$70
6.000%, 01/15/22	100	88
5.250%, 09/15/24	150	125
XTO Energy
6.500%, 12/15/18	100	115

		33,804

Financials — 8.1%
Abbey National Treasury Services
3.050%, 08/23/18	100	103
2.375%, 03/16/20	150	150
ACE INA Holdings
3.350%, 05/15/24	200	202
3.150%, 03/15/25	100	99
Aflac
3.625%, 11/15/24	100	102
2.400%, 03/16/20	100	101
African Development Bank MTN
0.875%, 03/15/18	400	398
Alexandria Real Estate Equities‡
4.600%, 04/01/22‡	350	366
Allstate
5.750%, 08/15/53 (B)	100	104
Ally Financial
5.500%, 02/15/17	400	415
Alphabet Holding PIK
7.750%, 11/01/17	100	98
American Campus Communities Operating Partnership
3.350%, 10/01/20	50	50
American Express
7.000%, 03/19/18	150	168
4.050%, 12/03/42	100	96
2.650%, 12/02/22	100	98
American Express Credit MTN
2.375%, 05/26/20	50	50
2.250%, 08/15/19	100	101
1.800%, 07/31/18	100	100
1.125%, 06/05/17	300	299
American International Group
5.850%, 01/16/18	150	164
4.500%, 07/16/44	250	245
4.125%, 02/15/24	100	105
3.875%, 01/15/35	100	94
2.300%, 07/16/19	200	201
American Tower‡
4.000%, 06/01/25‡	100	99
3.450%, 09/15/21‡	150	151
2.800%, 06/01/20‡	100	100
Ameriprise Financial
3.700%, 10/15/24	100	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Andina de Fomento
4.375%, 06/15/22	$100	$108
Aon
3.500%, 06/14/24	200	197
Arch Capital Group
5.144%, 11/01/43	150	153
Argos Merger
7.125%, 03/15/23 (A)	233	245
Asian Development Bank MTN
2.000%, 01/22/25	150	146
1.875%, 04/12/19	100	102
1.750%, 09/11/18	350	356
1.625%, 08/26/20	100	100
1.500%, 01/22/20	350	349
0.750%, 07/28/17	200	200
Australia & New Zealand Banking Group MTN
1.250%, 01/10/17	250	251
AvalonBay Communities MTN‡
3.500%, 11/15/24‡	100	100
AXIS Specialty Finance
5.150%, 04/01/45	100	101
Bank of America MTN
7.750%, 05/14/38	275	383
6.110%, 01/29/37	150	174
5.650%, 05/01/18	200	218
5.625%, 07/01/20	200	225
5.000%, 01/21/44	150	159
4.750%, 04/21/45	40	39
4.100%, 07/24/23	415	434
4.000%, 04/01/24	285	293
4.000%, 01/22/25	250	246
3.875%, 08/01/25	100	102
2.650%, 04/01/19	300	303
2.625%, 10/19/20	100	100
2.250%, 04/21/20	150	148
1.750%, 06/05/18	500	499
1.700%, 08/25/17	700	702
1.650%, 03/26/18	300	300
Bank of Montreal MTN
2.500%, 01/11/17	200	204
1.800%, 07/31/18	50	50
1.300%, 07/14/17	100	100
Bank of New York Mellon MTN
3.550%, 09/23/21	100	105
3.000%, 02/24/25	150	148
2.600%, 08/17/20	200	203
2.300%, 09/11/19	200	203

12	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bank of Nova Scotia
2.800%, 07/21/21	$50	$50
2.050%, 10/30/18	100	101
1.700%, 06/11/18	100	100
1.450%, 04/25/18	200	199
1.250%, 04/11/17	200	200
Barclays
5.250%, 08/17/45	200	207
3.650%, 03/16/25	250	242
Barclays Bank
3.750%, 05/15/24	200	204
2.500%, 02/20/19	250	254
BB&T MTN
2.625%, 06/29/20	100	102
2.450%, 01/15/20	150	151
Bear Stearns
7.250%, 02/01/18	195	218
Berkshire Hathaway
4.500%, 02/11/43	50	51
3.000%, 02/11/23	150	152
2.100%, 08/14/19	200	203
1.900%, 01/31/17	100	101
Berkshire Hathaway Finance
5.400%, 05/15/18	100	110
4.250%, 01/15/21	100	110
1.600%, 05/15/17	100	101
BlackRock
3.500%, 03/18/24	200	205
BNP Paribas MTN
5.000%, 01/15/21	150	168
2.450%, 03/17/19	300	303
2.375%, 09/14/17	150	152
2.375%, 05/21/20	200	199
Boston Properties‡
3.700%, 11/15/18‡	150	157
3.125%, 09/01/23‡	150	145
BPCE
2.500%, 12/10/18	320	325
Branch Banking & Trust
1.050%, 12/01/16	250	250
Brandywine Operating Partnership‡
4.100%, 10/01/24‡	50	49
Brixmor Operating Partnership‡
3.875%, 08/15/22‡	30	30
Capital One
1.650%, 02/05/18	300	298
Capital One Bank
2.250%, 02/13/19	350	349
Capital One Financial
3.200%, 02/05/25	100	97

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chubb
6.375%, 04/15/37 (B)	$150	$144
CIT Group
5.500%, 02/15/19 (A)	100	106
5.250%, 03/15/18	200	210
4.250%, 08/15/17	300	307
Citigroup
8.500%, 05/22/19	430	519
6.675%, 09/13/43	90	113
6.125%, 08/25/36	200	232
5.375%, 08/09/20	800	900
4.450%, 09/29/27	200	200
3.875%, 03/26/25	300	293
3.300%, 04/27/25	300	293
2.650%, 10/26/20	200	199
2.150%, 07/30/18	50	50
1.800%, 02/05/18	300	299
Citizens Financial Group
4.350%, 08/01/25	100	101
CME Group
3.000%, 03/15/25	100	99
CNO Financial Group
5.250%, 05/30/25	40	43
Commerzbank MTN
8.125%, 09/19/23 (A)	150	174
Commonwealth Bank of Australia
2.500%, 09/20/18	250	255
2.300%, 03/12/20	250	249
Communications Sales & Leasing‡
8.250%, 10/15/23‡	110	102
Cooperatieve Centrale Raiffeisen- Boerenleenbank MTN
5.250%, 08/04/45	250	261
4.625%, 12/01/23	250	261
3.875%, 02/08/22	250	264
3.375%, 01/19/17	100	103
Corporate Office Properties‡
5.000%, 07/01/25‡	50	49
Council of Europe Development Bank
1.750%, 11/14/19	50	50
1.625%, 03/10/20	100	100
1.000%, 03/07/18	125	125
Credit Suisse MTN
3.625%, 09/09/24	250	252
1.700%, 04/27/18	300	299
1.375%, 05/26/17	500	500
Credit Suisse Group Funding
3.750%, 03/26/25 (A)	250	244
Crown Castle International‡
5.250%, 01/15/23‡	100	107
4.875%, 04/15/22‡	200	212

Adviser Managed Trust / Quarterly Report / October 31, 2015	13

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DDR‡
3.625%, 02/01/25‡	$100	$95
Deutsche Bank MTN
4.500%, 04/01/25	200	195
3.700%, 05/30/24	250	250
1.875%, 02/13/18	150	149
1.400%, 02/13/17	200	200
DFC Finance
10.500%, 06/15/20 (A)	100	69
Digital Realty Trust‡
3.950%, 07/01/22‡	100	100
Discover Bank
4.200%, 08/08/23	250	258
Discover Financial Services
3.850%, 11/21/22	100	99
Duke Realty‡
3.875%, 10/15/22‡	150	151
DuPont Fabros Technology‡
5.875%, 09/15/21‡	50	53
E*TRADE Financial
5.375%, 11/15/22	100	107
Equinix‡
5.375%, 01/01/22‡	145	151
5.375%, 04/01/23‡	150	156
ERP Operating‡
3.375%, 06/01/25‡	100	100
2.375%, 07/01/19‡	150	151
European Bank for Reconstruction & Development MTN
1.750%, 06/14/19	100	102
1.750%, 11/26/19	200	202
1.000%, 02/16/17	400	402
European Investment Bank
2.875%, 09/15/20	125	132
2.125%, 10/15/21	500	505
1.875%, 02/10/25	400	386
1.750%, 06/17/19	200	202
1.625%, 03/16/20	100	100
1.375%, 06/15/20	300	296
1.250%, 05/15/18	100	100
1.125%, 12/15/16	450	452
1.125%, 09/15/17	450	451
1.125%, 08/15/18	600	599
1.000%, 06/15/18	250	249
0.875%, 04/18/17	600	601
Federal Realty Investment Trust‡
4.500%, 12/01/44‡	50	50
FelCor Lodging
5.625%, 03/01/23	100	104
Fifth Third Bancorp
2.875%, 07/27/20	150	151

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Fifth Third Bank
1.150%, 11/18/16	$250	$250
Franklin Resources
2.850%, 03/30/25	150	143
Genworth Holdings
7.625%, 09/24/21	150	140
GLP Capital
5.375%, 11/01/23	100	101
4.875%, 11/01/20	100	103
4.375%, 11/01/18	150	155
Goldman Sachs Group
6.750%, 10/01/37	625	753
6.250%, 02/01/41	100	121
6.150%, 04/01/18	150	165
6.000%, 06/15/20	350	401
5.750%, 01/24/22	130	149
5.625%, 01/15/17	350	367
4.800%, 07/08/44	100	101
3.850%, 07/08/24	200	204
3.500%, 01/23/25	300	297
2.600%, 04/23/20	300	301
2.550%, 10/23/19	200	201
2.375%, 01/22/18	300	305
Harland Clarke Holdings
9.250%, 03/01/21 (A)	50	43
Hartford Financial Services Group
5.500%, 03/30/20	150	167
4.300%, 04/15/43	100	96
HCP‡
5.375%, 02/01/21‡	200	220
4.000%, 06/01/25‡	100	99
Highwoods Realty‡
3.200%, 06/15/21‡	100	98
Hospitality Properties Trust‡
4.500%, 03/15/25‡	50	49
Host Hotels & Resorts‡
4.000%, 06/15/25‡	65	63
Howard Hughes
6.875%, 10/01/21 (A)	100	104
HSBC
2.375%, 11/13/19	300	299
2.350%, 03/05/20	350	347
HSBC Finance
6.676%, 01/15/21	300	349
HSBC Holdings
6.500%, 05/02/36	200	241
6.500%, 09/15/37	225	274
5.250%, 03/14/44	200	211
HUB International
7.875%, 10/01/21 (A)	150	150
Huntington National Bank
1.700%, 02/26/18	250	249

14	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Inter-American Development Bank MTN
3.200%, 08/07/42	$100	$99
3.000%, 02/21/24	300	319
1.750%, 10/15/19	700	709
1.125%, 03/15/17	450	453
1.125%, 08/28/18	200	199
0.875%, 03/15/18	200	199
International Bank for Reconstruction & Development
2.500%, 11/25/24	200	204
2.500%, 07/29/25	150	153
2.125%, 11/01/20	450	459
1.875%, 03/15/19	500	510
1.625%, 02/10/22	200	196
0.875%, 04/17/17	600	601
International Finance MTN
1.750%, 09/04/18	200	202
1.750%, 09/16/19	100	101
1.125%, 11/23/16	575	577
International Lease Finance
7.125%, 09/01/18 (A)	750	831
6.250%, 05/15/19	200	217
Intesa Sanpaolo
5.017%, 06/26/24 (A)	200	200
3.875%, 01/16/18	200	207
Invesco Finance
5.375%, 11/30/43	150	164
Iron Mountain‡
6.000%, 10/01/20‡ (A)	120	127
6.000%, 08/15/23‡	200	210
5.750%, 08/15/24‡	100	100
iStar‡
5.000%, 07/01/19‡	150	147
Jefferies Group
6.875%, 04/15/21	100	112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase
6.400%, 05/15/38	$100	$127
6.300%, 04/23/19	200	227
5.625%, 08/16/43	190	212
4.950%, 06/01/45	100	101
4.625%, 05/10/21	150	163
4.350%, 08/15/21	100	107
4.250%, 10/01/27	295	296
3.875%, 02/01/24	200	208
3.625%, 05/13/24	425	430
3.250%, 09/23/22	200	202
3.125%, 01/23/25	200	194
2.750%, 06/23/20	100	101
2.550%, 10/29/20	85	85
2.250%, 01/23/20	350	347
2.200%, 10/22/19	250	249
1.700%, 03/01/18	150	150
1.350%, 02/15/17	350	351
Jurassic Holdings III
6.875%, 02/15/21 (A)	50	36
KCG Holdings
6.875%, 03/15/20 (A)	150	143
Kennedy-Wilson
5.875%, 04/01/24	65	64
KeyBank
2.500%, 12/15/19	250	252
KeyCorp MTN
2.900%, 09/15/20	80	81
KFW
4.875%, 01/17/17	300	315
2.750%, 10/01/20	200	209
2.500%, 11/20/24	300	305
2.125%, 01/17/23	150	150
2.000%, 10/04/22	250	249
2.000%, 05/02/25	100	97
1.875%, 04/01/19	525	534
1.500%, 04/20/20	1,500	1,489
1.000%, 01/26/18	400	400
0.750%, 03/17/17	325	325
Kilroy Realty‡
4.375%, 10/01/25‡	100	101
Kimco Realty‡
3.200%, 05/01/21‡	370	373
Korea Development Bank
3.500%, 08/22/17	200	206
2.500%, 03/11/20	200	202
Lamar Media
5.375%, 01/15/24	100	104
5.000%, 05/01/23	100	103

Adviser Managed Trust / Quarterly Report / October 31, 2015	15

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	$150	$150
2.250%, 10/01/21	150	153
2.000%, 01/13/25	100	97
1.000%, 04/04/18	300	299
Lazard Group
3.750%, 02/13/25	50	47
Leucadia National
5.500%, 10/18/23	100	100
Liberty Property‡
3.375%, 06/15/23‡	95	91
Lincoln National
3.350%, 03/09/25	150	146
Lloyds Bank
2.400%, 03/17/20	200	200
2.300%, 11/27/18	200	202
Mack-Cali Realty‡
3.150%, 05/15/23‡	100	89
Manufacturers & Traders Trust
2.100%, 02/06/20	250	247
Marsh & McLennan
3.750%, 03/14/26	25	25
2.350%, 03/06/20	100	101
McGraw Hill Financial
4.400%, 02/15/26 (A)	100	102
4.000%, 06/15/25 (A)	50	50
MetLife
4.875%, 11/13/43	100	107
4.368%, 09/15/23	285	309
4.050%, 03/01/45	100	95
3.600%, 04/10/24	200	205
Morgan Stanley MTN
6.375%, 07/24/42	250	314
6.250%, 08/28/17	375	406
5.750%, 01/25/21	175	200
5.550%, 04/27/17	196	208
5.500%, 07/24/20	275	309
4.875%, 11/01/22	165	178
4.350%, 09/08/26	340	345
4.300%, 01/27/45	100	96
4.000%, 07/23/25	155	159
2.650%, 01/27/20	200	201
2.375%, 07/23/19	300	301
2.200%, 12/07/18	150	151
1.875%, 01/05/18	150	151
MSCI
5.750%, 08/15/25 (A)	62	65
5.250%, 11/15/24 (A)	150	158
MUFG Union Bank
2.625%, 09/26/18	250	254
Nasdaq
5.250%, 01/16/18	150	161

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National Australia Bank MTN
2.750%, 03/09/17	$250	$255
National Financial Partners
9.000%, 07/15/21 (A)	117	115
National Retail Properties‡
4.000%, 11/15/25‡	65	65
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	150	186
3.250%, 11/01/25	50	50
1.100%, 01/27/17	100	100
Nationstar Mortgage
6.500%, 07/01/21	100	92
Navient MTN
6.000%, 01/25/17	100	103
5.500%, 01/15/19	250	248
5.500%, 01/25/23	100	90
Nomura Holdings MTN
2.750%, 03/19/19	300	304
Nordic Investment Bank
1.125%, 03/19/18	200	201
Oesterreichische Kontrollbank
1.375%, 02/10/20	100	99
0.750%, 12/15/16	150	150
Omega Healthcare Investors‡
5.250%, 01/15/26‡ (A)	100	103
4.500%, 01/15/25‡	50	49
OneMain Financial Holdings
7.250%, 12/15/21 (A)	50	52
6.750%, 12/15/19 (A)	190	202
Opal Acquisition
8.875%, 12/15/21 (A)	100	89
PNC Bank
3.300%, 10/30/24	250	250
2.250%, 07/02/19	250	251
1.500%, 02/23/18	250	250
PNC Funding
5.625%, 02/01/17	300	315
Principal Financial Group
3.400%, 05/15/25	150	147
Private Export Funding
3.250%, 06/15/25	150	154
2.300%, 09/15/20	150	152
Progressive
3.700%, 01/26/45	50	45
Prologis
3.750%, 11/01/25	65	64
Provident Funding Associates
6.750%, 06/15/21 (A)	100	96

16	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prudential Financial
5.875%, 09/15/42 (B)	$100	$106
5.700%, 12/14/36	100	114
5.625%, 06/15/43 (B)	200	209
4.600%, 05/15/44	50	51
3.500%, 05/15/24	100	101
2.350%, 08/15/19	100	101
Quicken Loans
5.750%, 05/01/25 (A)	150	149
Realty Income‡
4.650%, 08/01/23‡	150	158
3.250%, 10/15/22‡	160	155
Regency Centers‡
3.900%, 11/01/25‡	30	30
Royal Bank of Canada MTN
2.350%, 10/30/20	250	249
2.200%, 07/27/18	250	254
2.000%, 10/01/18	125	126
1.800%, 07/30/18	50	50
1.400%, 10/13/17	250	250
Royal Bank of Scotland Group
6.400%, 10/21/19	200	223
6.125%, 12/15/22	300	329
6.000%, 12/19/23	300	326
5.125%, 05/28/24	300	308
Sabra Health Care‡
5.500%, 02/01/21‡	100	104
Santander Holdings
2.650%, 04/17/20	100	99
Santander UK Group Holdings
2.875%, 10/16/20	100	100
Select Income‡
4.500%, 02/01/25‡	100	95
Simon Property Group‡
5.650%, 02/01/20‡	250	283
3.500%, 09/01/25‡	150	150
2.500%, 09/01/20‡	100	101
Societe Generale MTN
2.750%, 10/12/17	250	255
Springleaf Finance
7.750%, 10/01/21	100	108
5.250%, 12/15/19	100	99
Sumitomo Mitsui Banking
2.450%, 01/16/20	250	250
1.350%, 07/11/17	250	249
SunTrust Bank
1.350%, 02/15/17	200	200
Svenska Handelsbanken MTN
2.250%, 06/17/19	250	252
Synchrony Financial
4.250%, 08/15/24	100	100
2.700%, 02/03/20	100	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TD Ameritrade Holding
2.950%, 04/01/22	$100	$100
Toronto-Dominion Bank MTN
1.750%, 07/23/18	50	50
1.625%, 03/13/18	150	151
Travelers MTN
6.250%, 06/15/37	200	249
UBS MTN
2.375%, 08/14/19	500	503
1.375%, 08/14/17	250	249
UDR MTN‡
3.750%, 07/01/24‡	100	101
US Bancorp MTN
3.600%, 09/11/24	150	153
2.200%, 04/25/19	250	254
1.650%, 05/15/17	150	151
US Bank
1.375%, 09/11/17	250	251
USI
7.750%, 01/15/21 (A)	50	50
Ventas Realty‡
2.700%, 04/01/20‡	280	278
Vereit Operating Partnership‡
4.600%, 02/06/24‡	50	49
3.000%, 02/06/19‡	100	97
2.000%, 02/06/17‡	200	197
Voya Financial
5.650%, 05/15/53 (B)	100	101
2.900%, 02/15/18	150	153
Walter Investment Management
7.875%, 12/15/21	125	101
Wayne Merger
8.250%, 08/01/23 (A)	100	99
Wells Fargo MTN
5.625%, 12/11/17	150	163
5.606%, 01/15/44	150	170
5.375%, 11/02/43	280	307
4.300%, 07/22/27	100	103
4.125%, 08/15/23	250	260
4.100%, 06/03/26	235	239
3.900%, 05/01/45	150	139
3.000%, 02/19/25	100	97
2.600%, 07/22/20	100	101
2.150%, 01/15/19	250	253
2.150%, 01/30/20	400	399
1.150%, 06/02/17	500	500
Welltower‡
6.500%, 03/15/41‡	70	82
4.950%, 01/15/21‡	145	157

Adviser Managed Trust / Quarterly Report / October 31, 2015	17

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Westpac Banking
2.250%, 01/17/19	$100	$101
1.600%, 01/12/18	100	100
1.200%, 05/19/17	225	225
Weyerhaeuser‡
7.375%, 03/15/32‡	100	125
WP Carey‡
4.600%, 04/01/24‡	150	151
XLIT
5.500%, 03/31/45	100	96
4.450%, 03/31/25	100	100

		80,460

Health Care — 2.7%
Abbott Laboratories
5.125%, 04/01/19	100	111
2.950%, 03/15/25	100	100
2.000%, 03/15/20	100	100
AbbVie
4.700%, 05/14/45	135	129
4.500%, 05/14/35	140	134
4.400%, 11/06/42	150	136
3.600%, 05/14/25	50	49
3.200%, 11/06/22	45	45
2.900%, 11/06/22	100	97
2.500%, 05/14/20	100	99
1.800%, 05/14/18	265	265
1.750%, 11/06/17	150	151
Actavis
3.250%, 10/01/22	50	49
1.875%, 10/01/17	50	50
Actavis Funding
4.850%, 06/15/44	50	48
4.750%, 03/15/45	100	96
4.550%, 03/15/35	100	95
3.850%, 06/15/24	100	100
3.800%, 03/15/25	200	198
3.450%, 03/15/22	100	99
3.000%, 03/12/20	300	301
1.850%, 03/01/17	100	100
Aetna
2.200%, 03/15/19	150	150
1.500%, 11/15/17	200	201
AMAG Pharmaceuticals
7.875%, 09/01/23 (A)	65	61
AmerisourceBergen
4.250%, 03/01/45	25	23
3.400%, 05/15/24	100	99

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Amgen
5.150%, 11/15/41	$200	$206
4.400%, 05/01/45	125	116
3.875%, 11/15/21	100	106
3.625%, 05/22/24	150	152
3.125%, 05/01/25	150	144
2.200%, 05/22/19	150	151
2.125%, 05/15/17	200	203
Amsurg
5.625%, 07/15/22	200	196
Anthem
5.100%, 01/15/44	150	157
4.650%, 01/15/43	150	148
3.500%, 08/15/24	150	149
3.300%, 01/15/23	100	99
2.250%, 08/15/19	100	99
AstraZeneca
6.450%, 09/15/37	200	261
5.900%, 09/15/17	50	55
Baxalta
5.250%, 06/23/45 (A)	100	102
2.875%, 06/23/20 (A)	50	50
Baxter International
3.200%, 06/15/23	150	145
1.850%, 06/15/18	100	100
Becton Dickinson
4.685%, 12/15/44	50	51
3.125%, 11/08/21	100	100
2.675%, 12/15/19	100	101
1.800%, 12/15/17	200	201
Biogen
5.200%, 09/15/45	100	101
3.625%, 09/15/22	200	203
Boston Scientific
6.000%, 01/15/20	100	112
3.850%, 05/15/25	100	99
Bristol-Myers Squibb
4.500%, 03/01/44	50	53
3.250%, 08/01/42	100	87
1.750%, 03/01/19	50	50
Capsugel
7.000%, 05/15/19 (A)	100	101
Cardinal Health
2.400%, 11/15/19	150	151
1.700%, 03/15/18	100	100
Catholic Health Initiatives
2.950%, 11/01/22	200	197
Celgene
5.000%, 08/15/45	150	150
3.875%, 08/15/25	150	150
3.625%, 05/15/24	150	150
2.875%, 08/15/20	100	101

18	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Centene
4.750%, 05/15/22	$120	$119
CHS
8.000%, 11/15/19	100	104
6.875%, 02/01/22	600	604
5.125%, 08/15/18	250	255
Cigna
3.250%, 04/15/25	150	146
Concordia Healthcare
9.500%, 10/21/22 (A)	125	122
7.000%, 04/15/23 (A)	71	62
ConvaTec Finance International
8.250%, 01/15/19 (A)	200	199
Covidien International Finance
6.550%, 10/15/37	50	65
6.000%, 10/15/17	50	54
Crimson Merger
6.625%, 05/15/22 (A)	200	173
DaVita HealthCare Partners
5.125%, 07/15/24	350	355
5.000%, 05/01/25	295	293
DJO Finco
8.125%, 06/15/21 (A)	144	143
Eli Lilly
5.200%, 03/15/17	150	159
3.700%, 03/01/45	65	61
Endo
6.000%, 02/01/25 (A)	200	199
6.000%, 07/15/23 (A)	200	200
Endo Finance
5.375%, 01/15/23 (A)	200	196
Envision Healthcare
5.125%, 07/01/22 (A)	100	97
ExamWorks Group
5.625%, 04/15/23	62	64
Express Scripts Holding
4.750%, 11/15/21	100	108
3.500%, 06/15/24	50	49
2.650%, 02/15/17	100	102
2.250%, 06/15/19	200	200
Fresenius Medical Care US Finance II
5.875%, 01/31/22 (A)	100	109
5.625%, 07/31/19 (A)	150	163
Gilead Sciences
5.650%, 12/01/41	100	114
4.500%, 02/01/45	225	218
4.400%, 12/01/21	275	299
3.700%, 04/01/24	50	52
3.650%, 03/01/26	175	177
1.850%, 09/04/18	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GlaxoSmithKline Capital
6.375%, 05/15/38	$150	$192
5.650%, 05/15/18	250	276
1.500%, 05/08/17	100	101
Grifols Worldwide Operations
5.250%, 04/01/22	150	155
HCA
7.500%, 02/15/22	250	288
6.500%, 02/15/20	400	448
5.375%, 02/01/25	400	410
HealthSouth
5.750%, 11/01/24	115	115
Hologic
5.250%, 07/15/22 (A)	153	160
Howard Hughes Medical Institute
3.500%, 09/01/23	200	206
Humana
3.850%, 10/01/24	200	203
IASIS Healthcare
8.375%, 05/15/19	50	51
inVentiv Health
9.000%, 01/15/18 (A)	100	103
JLL PIK
8.750%, 05/01/20 (A)	33	34
Johnson & Johnson
5.150%, 07/15/18	100	111
4.375%, 12/05/33	200	218
2.450%, 12/05/21	50	51
1.875%, 12/05/19	100	101
Kindred Healthcare
8.750%, 01/15/23 (A)	100	104
8.000%, 01/15/20 (A)	45	47
6.375%, 04/15/22	100	95
Kinetic Concepts
12.500%, 11/01/19	50	53
10.500%, 11/01/18	250	264
Laboratory Corp of America Holdings
4.700%, 02/01/45	50	46
2.625%, 02/01/20	150	150
2.200%, 08/23/17	100	101
LifePoint Health
5.500%, 12/01/21	150	152
Mallinckrodt International Finance
5.750%, 08/01/22 (A)	100	95
5.625%, 10/15/23 (A)	50	47
5.500%, 04/15/25 (A)	28	25
4.875%, 04/15/20 (A)	129	124
McKesson
3.796%, 03/15/24	100	102
2.284%, 03/15/19	200	200

Adviser Managed Trust / Quarterly Report / October 31, 2015	19

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Medtronic
4.625%, 03/15/45	$200	$210
4.625%, 03/15/44	50	52
4.375%, 03/15/35	100	104
3.500%, 03/15/25	350	358
2.750%, 04/01/23	100	99
2.500%, 03/15/20	200	203
1.375%, 04/01/18	100	100
Memorial Sloan-Kettering Cancer Center
4.200%, 07/01/55	50	47
Merck
6.550%, 09/15/37	50	66
4.150%, 05/18/43	100	99
3.700%, 02/10/45	50	46
2.800%, 05/18/23	100	101
2.750%, 02/10/25	300	294
2.350%, 02/10/22	100	99
Merck Sharp & Dohme
5.000%, 06/30/19	100	111
MPH Acquisition Holdings
6.625%, 04/01/22 (A)	200	204
Mylan
2.600%, 06/24/18	100	100
Novartis Capital
4.400%, 05/06/44	150	161
3.400%, 05/06/24	100	105
Novartis Securities Investment
5.125%, 02/10/19	100	111
Perrigo
2.300%, 11/08/18	200	197
Pfizer
7.200%, 03/15/39	150	207
6.200%, 03/15/19	325	370
3.400%, 05/15/24	100	102
1.100%, 05/15/17	150	150
Quest Diagnostics
3.500%, 03/30/25	200	194
Quintiles Transnational
4.875%, 05/15/23 (A)	140	144
Sanofi
4.000%, 03/29/21	50	54
1.250%, 04/10/18	200	200
Select Medical
6.375%, 06/01/21	100	89
St. Jude Medical
4.750%, 04/15/43	100	99
Stryker
3.375%, 05/15/24	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Tenet Healthcare
8.125%, 04/01/22	$350	$370
6.750%, 06/15/23	278	276
6.000%, 10/01/20	200	216
Teva Pharmaceutical Finance
2.950%, 12/18/22	100	94
2.400%, 11/10/16	100	101
Thermo Fisher Scientific
4.150%, 02/01/24	150	157
3.600%, 08/15/21	100	103
3.150%, 01/15/23	100	98
UnitedHealth Group
6.875%, 02/15/38	100	134
6.000%, 02/15/18	200	220
4.750%, 07/15/45	50	53
4.625%, 07/15/35	200	212
4.375%, 03/15/42	150	150
3.875%, 10/15/20	100	107
3.750%, 07/15/25	50	52
2.700%, 07/15/20	130	133
1.900%, 07/16/18	60	61
Universal Hospital Services
7.625%, 08/15/20	50	48
Valeant Pharmaceuticals International
6.375%, 10/15/20 (A)	200	179
6.125%, 04/15/25 (A)	400	337
5.875%, 05/15/23 (A)	575	484
WellCare Health Plans
5.750%, 11/15/20	125	131
Wyeth
5.950%, 04/01/37	100	119
Zimmer Biomet Holdings
4.450%, 08/15/45	100	95
4.250%, 08/15/35	100	94
3.550%, 04/01/25	100	98
2.700%, 04/01/20	100	100
Zoetis
1.875%, 02/01/18	100	100

		27,072

Industrials — 2.5%
3M MTN
5.700%, 03/15/37	100	125
3.000%, 08/07/25	50	50
1.375%, 08/07/18	50	50
1.000%, 06/26/17	50	50
ABB Finance
2.875%, 05/08/22	100	99
Abengoa Finance
8.875%, 11/01/17 (A)	150	77

20	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
ACCO Brands
6.750%, 04/30/20	$100	$106
Accudyne Industries Borrower
7.750%, 12/15/20 (A)	50	43
ADS Waste Holdings
8.250%, 10/01/20	50	52
ADT
6.250%, 10/15/21	300	324
4.875%, 07/15/42	50	38
3.500%, 07/15/22	100	94
AECOM
5.875%, 10/15/24 (A)	50	52
5.750%, 10/15/22 (A)	100	104
AerCap Ireland Capital
4.500%, 05/15/21	150	154
3.750%, 05/15/19	150	152
Aguila 3
7.875%, 01/31/18 (A)	150	153
Ahern Rentals
7.375%, 05/15/23 (A)	138	128
Air Lease
3.750%, 02/01/22	100	99
2.625%, 09/04/18	100	100
Aircastle
6.750%, 04/15/17	100	107
6.250%, 12/01/19	100	109
Algeco Scotsman Global Finance
8.500%, 10/15/18 (A)	200	175
American Airlines Group
5.500%, 10/01/19 (A)	150	152
4.625%, 03/01/20 (A)	100	99
American Airlines Pass-Through
Trust, Ser 2015-2, Cl AA
3.600%, 09/22/27	100	101
Amsted Industries
5.000%, 03/15/22 (A)	50	51
Avis Budget Car Rental
5.500%, 04/01/23	150	155
BlueLine Rental Finance
7.000%, 02/01/19 (A)	100	101
Boeing
4.875%, 02/15/20	100	112
3.500%, 03/01/45	100	93
0.950%, 05/15/18	200	198
Bombardier
7.500%, 03/15/25 (A)	260	202
6.000%, 10/15/22 (A)	250	193
Brand Energy & Infrastructure Services
8.500%, 12/01/21 (A)	100	91
Builders FirstSource
10.750%, 08/15/23 (A)	100	103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Burlington Northern Santa Fe
4.900%, 04/01/44	$150	$157
4.700%, 10/01/19	100	109
4.550%, 09/01/44	100	99
4.150%, 04/01/45	150	141
3.400%, 09/01/24	150	151
3.000%, 04/01/25	100	96
Canadian National Railway
4.500%, 11/07/43	50	53
1.450%, 12/15/16	100	101
Canadian Pacific Railway
9.450%, 08/01/21	75	100
6.125%, 09/15/15	30	32
4.800%, 09/15/35	20	20
2.900%, 02/01/25	200	191
Case New Holland Industrial
7.875%, 12/01/17	300	324
Caterpillar
4.300%, 05/15/44	100	98
3.900%, 05/27/21	100	106
3.803%, 08/15/42	100	91
3.400%, 05/15/24	150	152
Caterpillar Financial Services MTN
7.150%, 02/15/19	100	116
2.100%, 06/09/19	200	200
1.250%, 08/18/17	100	100
Cenveo
6.000%, 08/01/19 (A)	100	88
Clean Harbors
5.250%, 08/01/20	100	104
5.125%, 06/01/21	50	51
CNH Industrial Capital
3.875%, 07/16/18 (A)	50	50
CSX
4.100%, 03/15/44	75	69
3.700%, 10/30/20	128	136
3.400%, 08/01/24	150	151
Danaher
4.375%, 09/15/45	20	21
3.350%, 09/15/25	20	20
1.650%, 09/15/18	20	20
Deere
3.900%, 06/09/42	100	96
2.600%, 06/08/22	50	49
DigitalGlobe
5.250%, 02/01/21 (A)	100	90
Dover
5.375%, 03/01/41	100	116
Eaton
4.150%, 11/02/42	100	92
4.000%, 11/02/32	100	96
2.750%, 11/02/22	150	147

Adviser Managed Trust / Quarterly Report / October 31, 2015	21

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Embraer Netherlands Finance
5.050%, 06/15/25	$25	$24
Emerson Electric
5.000%, 04/15/19	70	77
2.625%, 02/15/23	125	123
FedEx
5.100%, 01/15/44	50	53
4.000%, 01/15/24	200	209
3.900%, 02/01/35	100	91
Florida East Coast Holdings
6.750%, 05/01/19 (A)	100	101
Gardner Denver
6.875%, 08/15/21 (A)	50	43
Gates Global
6.000%, 07/15/22 (A)	100	80
GATX
2.600%, 03/30/20	100	98
General Cable
5.750%, 10/01/22	100	86
General Dynamics
2.250%, 11/15/22	100	96
1.000%, 11/15/17	50	50
General Electric
5.250%, 12/06/17	200	216
4.500%, 03/11/44	200	207
2.700%, 10/09/22	250	250
General Electric Capital MTN
6.875%, 01/10/39	400	544
6.750%, 03/15/32	350	459
6.000%, 08/07/19	250	287
5.875%, 01/14/38	200	247
5.625%, 05/01/18	400	440
5.300%, 02/11/21	125	143
4.650%, 10/17/21	350	390
2.300%, 04/27/17	500	509
Griffon
5.250%, 03/01/22	100	98
H&E Equipment Services
7.000%, 09/01/22	50	51
HD Supply
11.500%, 07/15/20	50	57
7.500%, 07/15/20	250	266
5.250%, 12/15/21 (A)	135	142
Hertz
6.750%, 04/15/19	200	205
5.875%, 10/15/20	100	104
Honeywell International
5.300%, 03/01/18	200	218
Huntington Ingalls Industries
7.125%, 03/15/21	100	105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Icahn Enterprises
6.000%, 08/01/20	$250	$261
5.875%, 02/01/22	200	206
4.875%, 03/15/19	100	102
IHS
5.000%, 11/01/22	110	111
Illinois Tool Works
3.500%, 03/01/24	100	103
1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding
5.750%, 06/15/43	100	110
JB Hunt Transport Services
3.300%, 08/15/22	50	50
John Deere Capital MTN
3.350%, 06/12/24	200	204
1.350%, 01/16/18	250	250
1.125%, 06/12/17	150	150
Kansas City Southern Railway
4.950%, 08/15/45	100	100
KLX
5.875%, 12/01/22 (A)	145	148
Koninklijke Philips
3.750%, 03/15/22	150	153
L-3 Communications
5.200%, 10/15/19	100	105
4.950%, 02/15/21	100	105
Lockheed Martin
4.250%, 11/15/19	100	108
4.070%, 12/15/42	150	139
3.800%, 03/01/45	100	89
2.900%, 03/01/25	25	24
Masco
4.450%, 04/01/25	45	45
Navios Maritime Holdings
7.375%, 01/15/22 (A)	100	79
Nielsen Finance
5.000%, 04/15/22 (A)	350	356
Nielsen Luxembourg
5.500%, 10/01/21 (A)	100	104
Norfolk Southern
4.450%, 06/15/45	100	97
3.950%, 10/01/42	100	89
3.850%, 01/15/24	200	207
Nortek
8.500%, 04/15/21	100	106
Northrop Grumman
4.750%, 06/01/43	25	26
3.250%, 08/01/23	150	151
1.750%, 06/01/18	50	50
Owens Corning
4.200%, 12/01/24	100	99

22	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PACCAR Financial
1.400%, 05/18/18	$65	$65
Parker-Hannifin MTN
4.200%, 11/21/34	135	139
Pentair Finance
1.875%, 09/15/17	100	99
Ply Gem Industries
6.500%, 02/01/22	150	146
Precision Castparts
2.500%, 01/15/23	100	97
1.250%, 01/15/18	100	99
Raytheon
3.125%, 10/15/20	100	104
2.500%, 12/15/22	100	99
Republic Services
5.700%, 05/15/41	100	114
3.550%, 06/01/22	150	155
Rexel
5.250%, 06/15/20 (A)	200	208
Ryder System MTN
2.875%, 09/01/20	50	50
2.650%, 03/02/20	100	100
Safway Group Holding
7.000%, 05/15/18 (A)	100	103
Schaeffler Finance MTN
4.250%, 05/15/21 (A)	400	402
Sensata Technologies
5.000%, 10/01/25 (A)	40	39
4.875%, 10/15/23 (A)	100	98
Signode Industrial Group
6.375%, 05/01/22 (A)	150	141
Southwest Airlines
2.750%, 11/06/19	100	102
Stanley Black & Decker
2.900%, 11/01/22	100	98
Terex
6.000%, 05/15/21	100	99
Tervita
8.000%, 11/15/18 (A)	100	74
Textron
7.250%, 10/01/19	125	144
TransDigm
6.500%, 07/15/24	300	305
5.500%, 10/15/20	100	101
Union Pacific
4.821%, 02/01/44	50	55
4.163%, 07/15/22	100	109
3.875%, 02/01/55	100	88
2.250%, 02/15/19	125	127
United Airlines Pass-Through Trust, Cl A
4.300%, 08/15/25	143	147

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
United Parcel Service
6.200%, 01/15/38	$150	$195
3.125%, 01/15/21	100	105
United Rentals North America
7.625%, 04/15/22	100	109
6.125%, 06/15/23	100	104
4.625%, 07/15/23	185	186
United Technologies
6.125%, 07/15/38	200	249
5.375%, 12/15/17	100	108
4.500%, 06/01/42	100	102
4.500%, 04/15/20	100	110
3.100%, 06/01/22	250	257
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	166	184
Verisk Analytics
5.500%, 06/15/45	100	96
Waste Management
6.100%, 03/15/18	100	110
4.750%, 06/30/20	100	110
4.100%, 03/01/45	50	46
3.125%, 03/01/25	100	98
WESCO Distribution
5.375%, 12/15/21	100	97
West
5.375%, 07/15/22 (A)	100	95
Wise Metals Group
8.750%, 12/15/18 (A)	100	95
WW Grainger
4.600%, 06/15/45	50	53
XPO Logistics
7.875%, 09/01/19 (A)	138	139
6.500%, 06/15/22 (A)	255	227

		24,604

Information Technology — 1.8%
Aarow Electronics
4.000%, 04/01/25	100	97
Activision Blizzard
6.125%, 09/15/23 (A)	100	109
5.625%, 09/15/21 (A)	250	264
Adobe Systems
3.250%, 02/01/25	150	148
Advanced Micro Devices
6.750%, 03/01/19	100	77
Alcatel-Lucent
6.750%, 11/15/20 (A)	200	212
Alibaba Group Holding
3.600%, 11/28/24 (A)	200	193
2.500%, 11/28/19 (A)	200	197

Adviser Managed Trust / Quarterly Report / October 31, 2015	23

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Altera
1.750%, 05/15/17	$150	$151
Amkor Technology
6.375%, 10/01/22	100	97
Apple
4.375%, 05/13/45	150	150
3.850%, 05/04/43	100	92
3.450%, 05/06/24	150	156
3.450%, 02/09/45	100	86
2.850%, 05/06/21	175	180
2.700%, 05/13/22	200	202
2.500%, 02/09/25	75	72
1.550%, 02/07/20	200	198
1.050%, 05/05/17	100	100
1.000%, 05/03/18	200	200
0.900%, 05/12/17	100	100
Applied Materials
5.100%, 10/01/35	35	35
3.900%, 10/01/25	35	35
2.625%, 10/01/20	50	51
Audatex North America
6.125%, 11/01/23 (A)	140	141
6.000%, 06/15/21 (A)	300	302
Autodesk
4.375%, 06/15/25	100	100
Automatic Data Processing
3.375%, 09/15/25	25	26
2.250%, 09/15/20	50	50
Avaya
10.500%, 03/01/21 (A)	100	39
7.000%, 04/01/19 (A)	250	203
Baidu
2.750%, 06/09/19	200	199
Belden
5.500%, 09/01/22 (A)	50	49
BMC Software Finance
8.125%, 07/15/21 (A)	250	193
Boxer Parent PIK
9.000%, 10/15/19 (A)	100	71
CA
3.600%, 08/01/20	50	51
CDW
6.000%, 08/15/22	50	54
5.500%, 12/01/24	75	78
5.000%, 09/01/23	131	136
Cisco Systems
5.500%, 01/15/40	100	117
4.950%, 02/15/19	100	110
4.450%, 01/15/20	300	330
1.650%, 06/15/18	100	101
1.100%, 03/03/17	200	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CommScope
5.000%, 06/15/21 (A)	$150	$151
CommScope Technologies Finance
6.000%, 06/15/25 (A)	207	210
Corning
1.500%, 05/08/18	100	99
eBay
3.450%, 08/01/24	50	48
2.600%, 07/15/22	100	94
2.200%, 08/01/19	100	99
EMC
2.650%, 06/01/20	100	91
1.875%, 06/01/18	125	120
Fidelity National Information Services
3.500%, 04/15/23	100	95
First Data
12.625%, 01/15/21	300	344
11.750%, 08/15/21	450	513
8.250%, 01/15/21 (A)	100	105
7.000%, 12/01/23 (A)	265	269
Fiserv
4.625%, 10/01/20	100	108
Flextronics International
4.750%, 06/15/25 (A)	50	49
Freescale Semiconductor
6.000%, 01/15/22 (A)	200	213
Google
3.625%, 05/19/21	100	108
Harris
4.854%, 04/27/35	35	34
3.832%, 04/27/25	50	49
Hewlett Packard Enterprise
6.350%, 10/15/45 (A)	50	49
6.200%, 10/15/35 (A)	50	49
4.900%, 10/15/25 (A)	100	99
3.600%, 10/15/20 (A)	50	50
2.850%, 10/05/18 (A)	100	100
Hughes Satellite Systems
7.625%, 06/15/21	100	109
6.500%, 06/15/19	90	99
IMS Health
6.000%, 11/01/20 (A)	50	52
Infor
6.500%, 05/15/22 (A)	201	190
5.750%, 08/15/20 (A)	100	102
Infor Software Parent
7.125%, 05/01/21 (A)	150	130

24	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Intel
4.900%, 07/29/45	$40	$42
4.800%, 10/01/41	100	104
4.250%, 12/15/42	150	146
3.700%, 07/29/25	45	47
3.300%, 10/01/21	100	105
2.700%, 12/15/22	50	50
2.450%, 07/29/20	185	188
1.350%, 12/15/17	100	100
International Business Machines
7.625%, 10/15/18	200	234
5.700%, 09/14/17	100	109
4.000%, 06/20/42	100	90
3.625%, 02/12/24	350	360
1.125%, 02/06/18	100	100
Italics Merger Sub
7.125%, 07/15/23 (A)	51	51
KLA-Tencor
4.650%, 11/01/24	100	101
Lam Research
2.750%, 03/15/20	100	98
MasterCard
3.375%, 04/01/24	100	103
Maxim Integrated Products
2.500%, 11/15/18	200	201
Micron Technology
5.500%, 02/01/25	150	143
5.250%, 08/01/23 (A)	201	196
Microsoft
4.500%, 10/01/40	100	103
4.200%, 06/01/19	100	109
4.000%, 02/12/55	100	87
3.750%, 02/12/45	100	92
3.500%, 02/12/35	150	139
2.700%, 02/12/25	200	197
2.375%, 05/01/23	100	98
2.375%, 02/12/22	100	100
1.625%, 12/06/18	100	101
Motorola Solutions
3.500%, 03/01/23	100	89
NCR
6.375%, 12/15/23	150	154
4.625%, 02/15/21	100	99
Nuance Communications
5.375%, 08/15/20 (A)	125	128
NXP
3.750%, 06/01/18 (A)	200	200
Open Text
5.625%, 01/15/23 (A)	140	141

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Oracle
5.750%, 04/15/18	$350	$386
5.375%, 07/15/40	150	167
4.375%, 05/15/55	100	94
4.300%, 07/08/34	100	100
4.125%, 05/15/45	100	94
3.900%, 05/15/35	170	162
3.400%, 07/08/24	100	102
2.950%, 05/15/25	250	244
2.800%, 07/08/21	175	178
2.250%, 10/08/19	50	51
Plantronics
5.500%, 05/31/23 (A)	26	26
QUALCOMM
4.800%, 05/20/45	100	87
4.650%, 05/20/35	200	185
3.450%, 05/20/25	100	96
2.250%, 05/20/20	100	99
Riverbed Technology
8.875%, 03/01/23 (A)	80	74
Sabre
5.375%, 04/15/23 (A)	35	36
Seagate HDD Cayman
4.750%, 01/01/25	100	90
3.750%, 11/15/18	200	202
SS&C Technologies Holdings
5.875%, 07/15/23 (A)	42	44
SunGard Data Systems
7.625%, 11/15/20	100	105
6.625%, 11/01/19	150	155
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22	100	104
Texas Instruments
1.750%, 05/01/20	100	99
Thomson Reuters
5.650%, 11/23/43	200	214
3.850%, 09/29/24	125	124
TIBCO Software
11.375%, 12/01/21 (A)	150	145
Tyco Electronics Group
2.350%, 08/01/19	200	201
VeriSign
4.625%, 05/01/23	150	150
ViaSat
6.875%, 06/15/20	100	105
Western Union
3.650%, 08/22/18	100	103
Xerox
6.350%, 05/15/18	150	163
5.625%, 12/15/19	100	107
Xilinx
3.000%, 03/15/21	150	152

Adviser Managed Trust / Quarterly Report / October 31, 2015	25

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Zebra Technologies
7.250%, 10/15/22	$150	$164

		18,594

Materials — 1.7%
Agrium
5.250%, 01/15/45	70	70
4.125%, 03/15/35	200	178
Air Products & Chemicals
3.350%, 07/31/24	100	101
Airgas
3.050%, 08/01/20	100	101
Albemarle
4.150%, 12/01/24	100	99
Alcoa
5.400%, 04/15/21	150	155
5.125%, 10/01/24	175	174
Allegheny Technologies
7.125%, 08/15/23	150	127
ArcelorMittal
6.250%, 03/01/21	300	283
5.250%, 02/25/17	200	202
Ardagh Finance Holdings
8.625%, 06/15/19 (A)	209	219
Ashland
4.750%, 08/15/22	150	150
3.875%, 04/15/18	100	103
Axalta Coating Systems US Holdings
7.375%, 05/01/21 (A)	150	159
Ball
5.250%, 07/01/25	190	193
4.000%, 11/15/23	150	146
Barrick
5.250%, 04/01/42	100	82
4.100%, 05/01/23	50	46
3.850%, 04/01/22	100	94
Barrick North America Finance
4.400%, 05/30/21	175	174
Berry Plastics
5.500%, 05/15/22	100	103
5.125%, 07/15/23	125	124
BHP Billiton Finance
6.500%, 04/01/19	100	114
5.000%, 09/30/43	100	105
3.850%, 09/30/23	150	154
1.625%, 02/24/17	100	100
Blue Cube Spinco
10.000%, 10/15/25 (A)	100	108
9.750%, 10/15/23 (A)	75	81

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Building Materials Corp of America
6.000%, 10/15/25 (A)	$150	$160
5.375%, 11/15/24 (A)	250	257
BWAY Holding
9.125%, 08/15/21 (A)	50	49
Cascades
5.500%, 07/15/22 (A)	100	97
Celanese US Holdings
4.625%, 11/15/22	100	100
Celulosa Arauco y Constitucion
7.250%, 07/29/19	100	114
CF Industries
5.150%, 03/15/34	375	370
Chemours
7.000%, 05/15/25 (A)	130	97
6.625%, 05/15/23 (A)	180	134
Cliffs Natural Resources
8.250%, 03/31/20 (A)	50	45
7.750%, 03/31/20 (A)	81	32
Consolidated Energy Finance
6.750%, 10/15/19 (A)	200	199
CRH America
8.125%, 07/15/18	66	76
Crown Americas
4.500%, 01/15/23	200	200
Dow Chemical
8.550%, 05/15/19	200	241
4.375%, 11/15/42	100	90
4.250%, 10/01/34	100	92
4.250%, 11/15/20	100	107
3.500%, 10/01/24	100	98
3.000%, 11/15/22	50	49
E.I. du Pont de Nemours
6.000%, 07/15/18	100	111
4.625%, 01/15/20	100	108
2.800%, 02/15/23	100	96
Eagle Spinco
4.625%, 02/15/21	150	146
Eastman Chemical
4.650%, 10/15/44	100	94
2.400%, 06/01/17	100	101
Ecolab
4.350%, 12/08/21	100	108
3.000%, 12/08/16	100	102
Eldorado
6.125%, 12/15/20 (A)	100	92
First Quantum Minerals
7.250%, 05/15/22 (A)	250	183
6.750%, 02/15/20 (A)	200	152

26	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FMG Resources
9.750%, 03/01/22 (A)	$346	$344
8.250%, 11/01/19 (A)	350	298
Freeport-McMoRan
5.450%, 03/15/43	50	36
4.550%, 11/14/24	100	80
3.875%, 03/15/23	100	78
3.550%, 03/01/22	100	80
2.375%, 03/15/18	100	91
2.300%, 11/14/17	100	94
Georgia-Pacific
8.875%, 05/15/31	100	143
Goldcorp
3.700%, 03/15/23	100	96
Hexion
6.625%, 04/15/20	200	169
HudBay Minerals
9.500%, 10/01/20	150	131
Huntsman International
4.875%, 11/15/20	100	94
IAMGOLD
6.750%, 10/01/20 (A)	100	76
INEOS Group Holdings
5.875%, 02/15/19 (A)	200	200
International Paper
7.950%, 06/15/18	100	115
7.500%, 08/15/21	100	121
5.150%, 05/15/46	100	98
4.800%, 06/15/44	100	93
4.750%, 02/15/22	100	107
JMC Steel Group
8.250%, 03/15/18 (A)	100	68
Joseph T Ryerson & Son
9.000%, 10/15/17	100	87
Lubrizol
6.500%, 10/01/34	100	127
Lundin Mining
7.500%, 11/01/20 (A)	120	121
LYB International Finance
4.875%, 03/15/44	50	48
LyondellBasell Industries
5.000%, 04/15/19	200	215
4.625%, 02/26/55	100	87
Momentive Performance Materials
3.880%, 10/24/21	45	36
Monsanto
4.700%, 07/15/64	50	42
4.400%, 07/15/44	150	134
3.375%, 07/15/24	100	98
1.150%, 06/30/17	25	25

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mosaic
4.250%, 11/15/23	$125	$127
New Gold
6.250%, 11/15/22 (A)	100	86
Newmont Mining
6.250%, 10/01/39	50	46
5.125%, 10/01/19	100	106
4.875%, 03/15/42	125	100
3.500%, 03/15/22	100	92
Novelis
8.750%, 12/15/20	300	301
Nucor
6.400%, 12/01/37	100	116
4.000%, 08/01/23	100	102
Owens-Brockway Glass Container
5.875%, 08/15/23 (A)	70	75
5.000%, 01/15/22 (A)	115	117
Platform Specialty Products
6.500%, 02/01/22 (A)	68	58
PolyOne
5.250%, 03/15/23	100	100
Potash Corp of Saskatchewan
3.625%, 03/15/24	50	49
3.000%, 04/01/25	100	94
PQ
8.750%, 11/01/18 (A)	100	101
Praxair
2.450%, 02/15/22	200	197
Resolute Forest Products
5.875%, 05/15/23	100	75
Reynolds Group Issuer
9.875%, 08/15/19	150	158
8.250%, 02/15/21	100	104
5.750%, 10/15/20	500	520
Rio Tinto Finance
6.500%, 07/15/18	300	332
4.125%, 08/21/42	100	88
3.750%, 09/20/21	50	51
3.500%, 03/22/22	200	202
1.625%, 08/21/17	100	100
RPM International
5.250%, 06/01/45	50	47
Sherwin-Williams
1.350%, 12/15/17	100	99
Silgan Holdings
5.000%, 04/01/20	100	102
Sonoco Products
5.750%, 11/01/40	100	110
Southern Copper
6.750%, 04/16/40	100	95
5.375%, 04/16/20	200	215
3.875%, 04/23/25	60	57

Adviser Managed Trust / Quarterly Report / October 31, 2015	27

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Steel Dynamics
5.500%, 10/01/24	$100	$99
5.125%, 10/01/21	100	99
TPC Group
8.750%, 12/15/20 (A)	35	29
Tronox Finance
7.500%, 03/15/22 (A)	138	98
6.375%, 08/15/20	100	71
Vale
5.625%, 09/11/42	100	71
Vale Overseas
6.875%, 11/21/36	150	122
6.250%, 01/23/17	100	102
4.625%, 09/15/20	50	49
4.375%, 01/11/22	125	114
Valspar
7.250%, 06/15/19	100	115
Verso Paper Holdings
11.750%, 01/15/19	50	9
Vulcan Materials
7.500%, 06/15/21	100	119
WR Grace & Company
5.125%, 10/01/21 (A)	100	104

		16,700

Telecommunication Services — 2.2%
Acosta
7.750%, 10/01/22 (A)	100	97
Altice Financing
6.625%, 02/15/23 (A)	400	401
Altice Luxembourg
7.750%, 05/15/22 (A)	300	289
7.625%, 02/15/25 (A)	250	230
Altice US Finance I
5.375%, 07/15/23 (A)	250	253
America Movil
6.125%, 03/30/40	100	114
5.000%, 03/30/20	250	275
AT&T
6.500%, 09/01/37	585	665
5.800%, 02/15/19	100	111
5.500%, 02/01/18	200	216
4.800%, 06/15/44	100	93
4.750%, 05/15/46	235	216
4.500%, 05/15/35	45	42
4.350%, 06/15/45	100	87
3.900%, 03/11/24	100	102
3.400%, 05/15/25	350	340
3.000%, 02/15/22	150	148
3.000%, 06/30/22	200	196
2.450%, 06/30/20	200	198
1.600%, 02/15/17	100	100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
British Telecommunications
9.625%, 12/15/30	$150	$226
CenturyLink
5.800%, 03/15/22	250	243
5.625%, 04/01/20	300	300
Cequel Communications Holdings
6.375%, 09/15/20 (A)	200	200
5.125%, 12/15/21 (A)	200	192
Consolidated Communications
6.500%, 10/01/22	100	88
Deutsche Telekom International Finance
8.750%, 06/15/30	200	284
Embarq
7.995%, 06/01/36	50	53
Frontier Communications
11.000%, 09/15/25 (A)	470	492
10.500%, 09/15/22 (A)	260	270
8.875%, 09/15/20 (A)	150	156
Gray Television
7.500%, 10/01/20	100	104
Grupo Televisa
6.000%, 05/15/18	100	109
5.000%, 05/13/45	200	180
Inmarsat Finance
4.875%, 05/15/22 (A)	100	99
Intelsat Jackson Holdings
5.500%, 08/01/23	400	330
Intelsat Luxembourg
7.750%, 06/01/21	250	147
Koninklijke
8.375%, 10/01/30	50	65
Level 3 Financing
5.375%, 01/15/24 (A)	140	142
5.375%, 08/15/22	250	254
McGraw-Hill Global Education Holdings
9.750%, 04/01/21	100	110
MDC Partners
6.750%, 04/01/20 (A)	100	102
MHGE Parent
8.500%, 08/01/19 (A)	119	121
Millicom International Cellular
6.000%, 03/15/25 (A)	200	165
Neptune Finco
10.875%, 10/15/25 (A)	300	320
10.125%, 01/15/23 (A)	200	212
6.625%, 10/15/25 (A)	200	210
Numericable-SFR
6.250%, 05/15/24 (A)	250	250
6.000%, 05/15/22 (A)	500	501
4.875%, 05/15/19 (A)	350	352

28	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Orange
9.000%, 03/01/31	$100	$145
5.500%, 02/06/44	25	28
2.750%, 02/06/19	200	205
Outfront Media Capital
5.250%, 02/15/22	100	103
Qwest
6.750%, 12/01/21	100	107
Rogers Communications
6.800%, 08/15/18	100	113
5.000%, 03/15/44	100	102
Sable International Finance
6.875%, 08/01/22 (A)	200	204
SBA Communications
4.875%, 07/15/22	100	102
SBA Telecommunications
5.750%, 07/15/20	100	104
SoftBank Group
4.500%, 04/15/20 (A)	300	297
Sprint
7.875%, 09/15/23	550	509
7.125%, 06/15/24	350	307
Sprint Communications
9.000%, 11/15/18 (A)	400	440
Telecom Italia
5.303%, 05/30/24 (A)	200	201
Telefonica Emisiones
7.045%, 06/20/36	100	120
5.134%, 04/27/20	100	110
3.192%, 04/27/18	300	308
Telesat Canada
6.000%, 05/15/17 (A)	150	152
T-Mobile
6.625%, 04/01/23	400	409
6.375%, 03/01/25	200	200
6.250%, 04/01/21	150	155
Unitymedia GmbH
6.125%, 01/15/25 (A)	100	102
UPCB Finance V
7.250%, 11/15/21 (A)	135	144
UPCB Finance VI
6.875%, 01/15/22 (A)	135	143

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Communications
6.550%, 09/15/43	$157	$188
6.400%, 02/15/38	250	293
6.400%, 09/15/33	54	62
5.012%, 08/21/54	379	350
4.862%, 08/21/46	150	144
4.672%, 03/15/55	117	103
4.522%, 09/15/48	453	407
4.500%, 09/15/20	500	542
4.272%, 01/15/36	475	435
4.150%, 03/15/24	450	471
3.650%, 09/14/18	200	211
3.500%, 11/01/24	300	300
2.625%, 02/21/20	298	301
Videotron
5.375%, 06/15/24 (A)	100	103
5.000%, 07/15/22	100	104
Virgin Media Secured Finance
5.375%, 04/15/21 (A)	180	189
5.250%, 01/15/26 (A)	250	250
Vodafone Group
6.150%, 02/27/37	200	216
2.950%, 02/19/23	500	479
1.250%, 09/26/17	100	99
WideOpenWest Finance
10.250%, 07/15/19	150	150
Wind Acquisition Finance
7.375%, 04/23/21 (A)	600	604
4.750%, 07/15/20 (A)	200	204
Windstream Services
7.750%, 10/15/20	100	90
6.375%, 08/01/23	200	159
WMG Acquisition
6.750%, 04/15/22 (A)	100	93
Zayo Group
6.000%, 04/01/23 (A)	170	173

		21,980

Utilities — 1.7%
AES
7.375%, 07/01/21	100	106
4.875%, 05/15/23	200	186
AGL Capital
3.500%, 09/15/21	100	102
Alabama Power
3.750%, 03/01/45	100	91
Ameren Illinois
3.250%, 03/01/25	100	102
American Electric Power
1.650%, 12/15/17	100	100
American Water Capital
6.593%, 10/15/37	100	131

Adviser Managed Trust / Quarterly Report / October 31, 2015	29

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriGas Finance
7.000%, 05/20/22	$200	$211
Appalachian Power
7.000%, 04/01/38	100	127
4.450%, 06/01/45	100	97
3.400%, 06/01/25	100	99
Arizona Public Service
2.200%, 01/15/20	150	149
Atmos Energy
4.125%, 10/15/44	100	97
Berkshire Hathaway Energy
6.500%, 09/15/37	350	438
6.125%, 04/01/36	200	240
2.000%, 11/15/18	200	200
Calpine
6.000%, 01/15/22 (A)	100	105
5.750%, 01/15/25	200	190
5.375%, 01/15/23	200	191
CenterPoint Energy Houston Electric
4.500%, 04/01/44	100	105
CenterPoint Energy Resources
4.500%, 01/15/21	100	106
Commonwealth Edison
3.700%, 03/01/45	50	46
Connecticut Light & Power
4.150%, 06/01/45	100	100
Consolidated Edison of New York
6.300%, 08/15/37	100	124
5.850%, 04/01/18	100	110
4.450%, 03/15/44	100	103
Consumers Energy
3.950%, 05/15/43	50	49
2.850%, 05/15/22	100	100
Dominion Gas Holdings
4.600%, 12/15/44	25	24
3.600%, 12/15/24	100	99
2.500%, 12/15/19	50	50
Dominion Resources
4.050%, 09/15/42	100	90
2.500%, 12/01/19	100	100
1.250%, 03/15/17	200	199
DPL
7.250%, 10/15/21	100	100
6.500%, 10/15/16	70	72
DTE Electric
3.700%, 03/15/45	50	47
DTE Energy
3.300%, 06/15/22 (A)	50	51
2.400%, 12/01/19	125	125

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy
3.750%, 04/15/24	$100	$103
1.625%, 08/15/17	250	251
Duke Energy Carolinas
4.250%, 12/15/41	100	102
Duke Energy Florida
6.400%, 06/15/38	450	586
Duke Energy Progress
5.300%, 01/15/19	100	111
4.150%, 12/01/44	50	50
Dynegy
7.625%, 11/01/24	390	391
7.375%, 11/01/22	140	140
6.750%, 11/01/19	225	225
Enel
8.750%, 09/24/73 (A)(B)	150	173
Entergy
5.125%, 09/15/20	100	106
4.000%, 07/15/22	100	103
Entergy Arkansas
3.700%, 06/01/24	100	102
Eversource Energy
3.150%, 01/15/25	100	98
Exelon
5.100%, 06/15/45	100	103
3.950%, 06/15/25	100	101
1.550%, 06/09/17	100	100
Exelon Generation
6.250%, 10/01/39	300	320
6.200%, 10/01/17	100	107
5.600%, 06/15/42	100	99
4.250%, 06/15/22	100	102
2.950%, 01/15/20	100	100
Ferrellgas
6.500%, 05/01/21	100	93
FirstEnergy
2.750%, 03/15/18	50	50
FirstEnergy Transmission
4.350%, 01/15/25 (A)	175	179
Florida Power & Light
5.950%, 02/01/38	200	253
4.050%, 10/01/44	75	75
Georgia Power
4.300%, 03/15/42	125	115
Great Plains Energy
4.850%, 06/01/21	155	168
Hydro-Quebec
1.375%, 06/19/17	450	453
Idaho Power MTN
3.650%, 03/01/45	25	23
Interstate Power & Light
3.250%, 12/01/24	100	102

30	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kentucky Utilities
5.125%, 11/01/40	$194	$221
MidAmerican Energy
2.400%, 03/15/19	100	102
National Fuel Gas
5.200%, 07/15/25	100	101
NextEra Energy Capital Holdings
2.400%, 09/15/19	150	149
2.056%, 09/01/17	100	100
NiSource Finance
6.400%, 03/15/18	105	116
5.650%, 02/01/45	50	58
Northern States Power
4.125%, 05/15/44	200	201
2.200%, 08/15/20	100	100
NRG Energy
7.875%, 05/15/21	250	249
6.250%, 07/15/22	150	138
Ohio Edison
6.875%, 07/15/36	200	238
Oklahoma Gas & Electric
4.000%, 12/15/44	50	48
Oncor Electric Delivery
3.750%, 04/01/45	100	88
2.950%, 04/01/25	50	48
2.150%, 06/01/19	100	99
ONE Gas
2.070%, 02/01/19	100	100
Pacific Gas & Electric
8.250%, 10/15/18	100	118
6.050%, 03/01/34	400	483
5.800%, 03/01/37	100	118
4.750%, 02/15/44	50	53
4.300%, 03/15/45	30	30
PacifiCorp
3.600%, 04/01/24	100	104
Potomoc Electric Power
6.500%, 11/15/37	100	131
PPL Capital Funding
3.400%, 06/01/23	100	100
PPL Electric Utilities
4.150%, 10/01/45	100	100
Progress Energy
4.400%, 01/15/21	100	107
PSEG Power
8.625%, 04/15/31	200	269
Public Service Colorado
2.900%, 05/15/25	100	98
Public Service Electric & Gas MTN
4.050%, 05/01/45	50	49
San Diego Gas & Electric
6.000%, 06/01/26	250	311

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SCANA
4.125%, 02/01/22	$50	$50
Sempra Energy
2.400%, 03/15/20	50	50
South Carolina Electric & Gas
5.100%, 06/01/65	50	53
4.500%, 06/01/64	100	94
Southern
2.150%, 09/01/19	250	247
Southern California Edison
5.950%, 02/01/38	200	250
4.650%, 10/01/43	100	109
3.500%, 10/01/23	100	104
Southern California Gas
1.550%, 06/15/18	100	100
Southern Power
2.375%, 06/01/20	50	49
1.500%, 06/01/18	50	49
Southwestern Electric Power
3.900%, 04/01/45	50	44
Suburban Propane Partners
5.500%, 06/01/24	100	97
Talen Energy Supply
6.500%, 06/01/25 (A)	78	69
4.625%, 07/15/19 (A)	200	183
4.600%, 12/15/21	100	86
TECO Finance
5.150%, 03/15/20	100	109
Terraform Global Operating
9.750%, 08/15/22 (A)	100	89
TerraForm Power Operating
5.875%, 02/01/23 (A)	191	176
Union Electric
3.650%, 04/15/45	100	92
Virginia Electric & Power
8.875%, 11/15/38	150	242
4.200%, 05/15/45	25	25
WEC Energy Group
3.550%, 06/15/25	100	102
2.450%, 06/15/20	100	100
Wisconsin Electric Power
3.100%, 06/01/25	100	100

Adviser Managed Trust / Quarterly Report / October 31, 2015	31

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Xcel Energy
4.700%, 05/15/20	$125	$136

		16,878

Total Corporate Obligations (Cost $299,372) ($ Thousands)		290,172

U.S. TREASURY OBLIGATIONS — 27.4%
U.S. Treasury Bond
6.250%, 08/15/23	2,500	3,277
5.375%, 02/15/31	500	687
5.000%, 05/15/37	200	278
4.750%, 02/15/41	2,110	2,841
4.500%, 02/15/36	6,050	7,864
4.500%, 05/15/38	150	195
4.375%, 05/15/40	750	956
4.250%, 05/15/39	250	313
3.875%, 08/15/40	475	562
3.625%, 02/15/44	4,680	5,342
3.375%, 05/15/44	3,055	3,325
3.125%, 08/15/44	800	830
3.000%, 11/15/44	6,025	6,094
2.875%, 05/15/43	3,125	3,090
2.625%, 11/15/20	2,500	2,625
2.500%, 02/15/45	5,385	4,905
U.S. Treasury Note
4.250%, 11/15/17	6,800	7,274
3.625%, 08/15/19	1,500	1,628
3.625%, 02/15/20	2,250	2,455
3.625%, 02/15/21	7,500	8,257
3.500%, 05/15/20	4,500	4,895
3.250%, 03/31/17	3,000	3,112
3.125%, 04/30/17	4,500	4,668
3.125%, 05/15/21	7,250	7,803
2.750%, 11/15/23	4,500	4,750
2.750%, 02/15/24	750	791
2.625%, 08/15/20	1,500	1,575
2.500%, 05/15/24	7,450	7,700
2.250%, 07/31/21	7,000	7,211
2.250%, 11/15/24	9,200	9,299
2.125%, 08/31/20	10,000	10,275
2.125%, 01/31/21	145	149
2.125%, 05/15/25	2,500	2,495
2.000%, 09/30/20	7,000	7,154
2.000%, 11/15/21	5,000	5,065
2.000%, 02/15/25	2,850	2,817
2.000%, 08/15/25	2,600	2,565
1.750%, 09/30/19	8,800	8,938
1.750%, 05/15/23	1,750	1,722

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.625%, 07/31/19	$15,130	$15,308
1.500%, 05/31/19	6,650	6,708
1.500%, 05/31/20	5,000	5,009
1.375%, 02/29/20	13,350	13,321
1.375%, 05/31/20	750	746
1.250%, 10/31/18	1,500	1,509
1.125%, 04/30/20	1,000	985
1.000%, 05/31/18	5,000	5,005
1.000%, 09/30/19	3,000	2,961
0.875%, 01/31/17	4,250	4,269
0.875%, 02/28/17	500	502
0.875%, 04/30/17	200	201
0.875%, 05/15/17	7,095	7,121
0.875%, 06/15/17	22,330	22,411
0.875%, 07/15/17	3,595	3,607
0.750%, 10/31/17	2,500	2,499
0.750%, 02/28/18	2,100	2,094
0.750%, 04/15/18	3,250	3,236
0.625%, 08/31/17	4,000	3,994
0.625%, 11/30/17	6,500	6,477
0.500%, 07/31/17	8,750	8,724

Total U.S. Treasury Obligations (Cost $270,687) ($ Thousands)		272,469

MORTGAGE-BACKED SECURITIES — 23.0%

Agency Mortgage-Backed Obligations — 22.1%
FHLMC
5.500%, 10/01/38 to 06/01/41	2,596	2,891
5.000%, 09/01/23 to 11/01/41	3,790	4,169
4.500%, 08/01/40 to 02/01/45	5,031	5,467
4.000%, 03/01/19 to 04/01/45	6,481	6,950
3.500%, 10/01/20 to 07/01/45	12,731	13,282
3.000%, 09/01/29 to 08/01/45	9,555	9,754
2.500%, 10/01/29	653	666
FHLMC Multifamily Structured Pass-Through Certificates, Ser K005, Cl A2
4.317%, 11/25/19	755	827
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl A2
4.224%, 03/25/20	760	833

32	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A2
3.389%, 03/25/24	$750	$793
FHLMC Multifamily Structured Pass-Through Certificates, Ser K703, Cl A2
2.699%, 05/25/18	100	103
FHLMC TBA
4.000%, 11/01/40	4,500	4,780
3.500%, 11/15/41	3,150	3,270
3.000%, 11/15/26 to 11/01/42	4,650	4,735
2.500%, 11/15/27	4,500	4,579
FNMA
6.000%, 07/01/36 to 10/01/39	1,647	1,867
5.500%, 01/01/35 to 09/01/41	4,321	4,856
5.000%, 07/01/40 to 05/01/42	3,783	4,179
4.500%, 04/01/19 to 06/01/44	7,868	8,566
4.000%, 09/01/18 to 07/01/45	8,250	8,735
3.500%, 01/01/27 to 08/01/45	14,918	15,607
3.000%, 08/01/29 to 09/01/45	12,342	12,613
2.500%, 02/01/30 to 03/01/43	3,456	3,511
FNMA TBA
4.000%, 11/12/39	11,100	11,815
3.500%, 11/01/40	11,050	11,500
3.000%, 11/25/26 to 11/15/42	9,825	10,030
2.500%, 11/25/27	3,700	3,766
FNMA, Ser 2012-M2, Cl A2
2.717%, 02/25/22	500	511
FNMA, Ser 2014-M11, Cl 2A
3.309%, 08/25/26 (B)	998	1,043
FNMA, Ser 2015-M1, Cl A2
2.532%, 09/25/24	350	344
GNMA
6.500%, 11/15/38	119	146
5.500%, 01/15/33 to 10/20/43	2,090	2,354
5.000%, 10/15/33 to 10/20/44	3,401	3,756
4.500%, 04/15/40 to 06/20/45	6,661	7,221
4.000%, 01/15/42 to 08/20/45	8,939	9,530

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 06/20/42 to 06/20/45	$12,719	$13,353
3.000%, 05/15/42 to 08/20/45	11,738	12,024
GNMA TBA
4.000%, 11/01/35 to 11/01/39	3,000	3,195
3.500%, 11/15/41	6,500	6,811

		220,432

Non-Agency Mortgage-Backed Obligations — 0.9%
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/50 (B)	230	241
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A4
3.024%, 09/10/45	250	256
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/47	265	280
Comm Mortgage Trust, Ser 2013-CR13, Cl A2
3.039%, 12/10/18	500	517
Comm Mortgage Trust, Ser 2013-CR6, Cl A2
2.122%, 03/10/46	500	504
Comm Mortgage Trust, Ser 2014-UBS2, Cl A5
3.961%, 03/10/47	270	287
Comm Mortgage Trust, Ser 2014-UBS3, Cl A3
3.546%, 06/10/47	700	723
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.028%, 12/10/49 (B)	388	402
GS Mortgage Securities II, Ser 2014-GC20, Cl A5
3.998%, 04/10/47	265	283
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	500	522
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl A4
5.695%, 02/12/49 (B)	348	363
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A2
1.797%, 10/15/45	1,000	1,005

Adviser Managed Trust / Quarterly Report / October 31, 2015	33

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/40 (B)	$279	$289
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-7, Cl A4
5.743%, 06/12/50 (B)	260	272
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/49	264	277
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A3
3.592%, 06/15/47	1,000	1,044
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	219	231
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	305	311
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Cl A4
5.952%, 02/15/51 (B)	714	744
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A5
4.101%, 03/15/47	250	269
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl A4
3.488%, 09/15/57	300	308

		9,128

Total Mortgage-Backed Securities (Cost $228,568) ($ Thousands)		229,560

SOVEREIGN DEBT — 15.9%
Bahrain Government International Bond
5.500%, 03/31/20 (A)	200	212
6.125%, 07/05/22 (A)	600	631
6.125%, 08/01/23 (A)	200	210
6.000%, 09/19/44 (A)	200	166
Bolivian Government International Bond
5.950%, 08/22/23	200	213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Brazilian Government International Bond
6.000%, 01/17/17	$750	$781
8.000%, 01/15/18	222	235
5.875%, 01/15/19	600	640
4.875%, 01/22/21	750	738
2.625%, 01/05/23	750	620
4.250%, 01/07/25	2,000	1,773
8.250%, 01/20/34	550	587
7.125%, 01/20/37	200	194
5.625%, 01/07/41	650	531
5.000%, 01/27/45	900	675
Bundesobligation
0.090%, 04/17/20	175	194
Bundesrepublik Deutschland
4.750%, 07/04/34	521	938
2.500%, 07/04/44	735	1,063
Canadian Government International Bond
0.875%, 02/14/17	100	100
1.125%, 03/19/18	200	200
1.625%, 02/27/19	100	101
1.750%, 09/01/19	778	618
2.250%, 06/01/25	744	604
Chile Government International Bond
3.250%, 09/14/21	400	418
2.250%, 10/30/22	150	145
3.125%, 03/27/25	400	403
3.625%, 10/30/42	150	132
Colombia Government International Bond
7.375%, 01/27/17	200	215
7.375%, 03/18/19	950	1,087
4.375%, 07/12/21	400	412
2.625%, 03/15/23	300	272
4.000%, 02/26/24	800	785
4.500%, 01/28/26	300	297
7.375%, 09/18/37	325	377
6.125%, 01/18/41	600	616
5.625%, 02/26/44	700	677
5.000%, 06/15/45	400	355
Costa Rica Government International Bond
4.250%, 01/26/23 (A)	200	180
4.375%, 04/30/25 (A)	200	173
7.000%, 04/04/44 (A)	200	180
7.158%, 03/12/45	200	181

34	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Croatia Government International Bond
6.250%, 04/27/17 (A)	$200	$209
6.750%, 11/05/19	500	544
6.375%, 03/24/21	550	592
5.500%, 04/04/23	250	257
6.000%, 01/26/24	250	265
Dominican Republic International Bond
7.500%, 05/06/21	200	218
6.600%, 01/28/24	300	319
5.875%, 04/18/24	100	102
5.500%, 01/27/25	300	296
7.450%, 04/30/44	350	369
6.850%, 01/27/45	300	299
Ecuador Government International Bond
10.500%, 03/24/20	400	332
7.950%, 06/20/24	400	304
Egypt Government International Bond
5.750%, 04/29/20	300	308
5.875%, 06/11/25	100	93
6.875%, 04/30/40	100	90
El Salvador Government International Bond
7.375%, 12/01/19	250	256
7.750%, 01/24/23	150	152
6.375%, 01/18/27	300	268
7.650%, 06/15/35	60	55
7.625%, 02/01/41 (A)	300	269
Export Development Canada
0.625%, 12/15/16	100	100
1.625%, 12/03/19	300	302
Export-Import Bank of Korea
4.000%, 01/11/17	200	206
2.250%, 01/21/20	200	199
2.875%, 01/21/25	200	196
Federal Democratic Republic of Ethiopia
6.625%, 12/11/24	200	186
FMS Wertmanagement
1.125%, 09/05/17	400	401
France Government International Bond
1.000%, 05/25/19	939	1,078
4.250%, 10/25/23	858	1,226
6.000%, 10/25/25	542	898
2.500%, 05/25/30	1,130	1,448
French Treasury Note
1.000%, 07/25/17	620	700

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gabon Government International Bond
6.375%, 12/12/24	$200	$172
6.950%, 06/16/25	200	175
Georgia Government International Bond
6.875%, 04/12/21 (A)	200	213
Guatemala Government International Bond
4.875%, 02/13/28	200	195
Honduras Government International Bond
7.500%, 03/15/24	200	212
Hungary Government International Bond
4.000%, 03/25/19	600	629
6.250%, 01/29/20	350	395
6.375%, 03/29/21	450	517
5.375%, 02/21/23	400	440
5.750%, 11/22/23	400	450
5.375%, 03/25/24	500	553
7.625%, 03/29/41	250	341
Indonesia Government International Bond
6.875%, 01/17/18	600	659
11.625%, 03/04/19	300	384
5.875%, 03/13/20	600	666
4.875%, 05/05/21 (A)	450	473
3.750%, 04/25/22 (A)	200	198
3.375%, 04/15/23 (A)	200	190
5.375%, 10/17/23 (A)	200	214
5.875%, 01/15/24 (A)	500	552
4.125%, 01/15/25 (A)	600	586
8.500%, 10/12/35	300	393
6.625%, 02/17/37	300	330
7.750%, 01/17/38	600	741
5.250%, 01/17/42 (A)	300	285
4.625%, 04/15/43 (A)	400	362
6.750%, 01/15/44 (A)	275	311
5.125%, 01/15/45 (A)	400	375
Israel Government International Bond
4.000%, 06/30/22	200	217
4.500%, 01/30/43	200	204

Adviser Managed Trust / Quarterly Report / October 31, 2015	35

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Italy Buoni Poliennali Del Tesoro
1.150%, 05/15/17	$2,294	$2,576
3.500%, 06/01/18	452	542
1.050%, 12/01/19	422	478
4.000%, 09/01/20	705	906
3.750%, 05/01/21	632	811
2.150%, 12/15/21	643	763
9.000%, 11/01/23	445	780
2.500%, 12/01/24	590	709
4.750%, 09/01/28	654	958
Italy Government International Bond MTN
6.875%, 09/27/23	100	126
5.375%, 06/15/33	150	171
Ivory Coast Government International Bond
5.375%, 07/23/24	200	179
6.375%, 03/03/28	200	184
5.750%, 12/31/32	400	356
Jamaica Government International Bond
7.625%, 07/09/25	200	218
6.750%, 04/28/28	300	305
Japan Bank for International Cooperation
1.750%, 11/13/18	550	553
2.125%, 02/10/25	200	191
Japan Government Five Year Bond
0.300%, 03/20/17	113,300	943
0.200%, 06/20/17	126,650	1,053
0.200%, 12/20/17	100,000	832
0.100%, 03/20/18	58,700	487
0.200%, 12/20/18	292,550	2,438
0.100%, 06/20/19	293,500	2,439
0.100%, 06/20/20	115,500	960
0.100%, 09/20/20	46,000	382
Japan Government Ten Year Bond
0.700%, 12/20/22	136,400	1,179
0.600%, 03/20/23	230,200	1,976
0.500%, 09/20/24	294,050	2,495
Japan Government Thirty Year Bond
2.500%, 03/20/36	163,500	1,697
1.700%, 09/20/44	189,150	1,703
Japan Government Twenty Year Bond
2.100%, 03/20/30	231,500	2,302
1.600%, 03/20/33	130,250	1,203
1.500%, 03/20/33	140,600	1,281

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Japan Government Two Year Bond
0.100%, 09/15/16	$85,000	$705
Kazakhstan Government International Bond MTN
3.875%, 10/14/24 (A)	200	187
5.125%, 07/21/25 (A)	550	547
4.875%, 10/14/44 (A)	200	165
6.500%, 07/21/45 (A)	450	439
Kenya Government International Bond
5.875%, 06/24/19	200	193
6.875%, 06/24/24	400	371
Lebanon Government International Bond MTN
9.000%, 03/20/17	550	580
5.150%, 11/12/18	100	100
5.450%, 11/28/19	1,100	1,087
6.375%, 03/09/20	200	204
5.800%, 04/14/20	550	550
8.250%, 04/12/21	200	220
6.100%, 10/04/22	100	99
6.600%, 11/27/26	1,000	1,001
6.650%, 02/26/30	350	347
Mexico Government International Bond MTN
5.625%, 01/15/17	1,000	1,054
5.950%, 03/19/19	150	169
5.125%, 01/15/20	750	828
3.500%, 01/21/21	700	720
3.625%, 03/15/22	500	512
4.000%, 10/02/23	850	877
3.600%, 01/30/25	1,100	1,094
6.750%, 09/27/34	925	1,138
6.050%, 01/11/40	500	565
4.750%, 03/08/44	1,000	950
5.550%, 01/21/45	750	795
4.600%, 01/23/46	900	835
5.750%, 10/12/10	650	635
Mongolia Government International Bond MTN
4.125%, 01/05/18	200	188
5.125%, 12/05/22	200	167
Morocco Government International Bond
4.250%, 12/11/22 (A)	200	202
5.500%, 12/11/42 (A)	200	200
Namibia International Bonds
5.500%, 11/03/21 (A)	200	209

36	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nigeria Government International Bond
5.125%, 07/12/18	$200	$198
6.375%, 07/12/23	200	188
Pakistan Government International Bond
6.875%, 06/01/17	200	207
7.250%, 04/15/19	250	260
8.250%, 04/15/24	200	213
Panama Government International Bond
5.200%, 01/30/20	450	493
4.000%, 09/22/24	650	657
3.750%, 03/16/25	700	693
6.700%, 01/26/36	600	742
4.300%, 04/29/53	200	178
Peruvian Government International Bond
7.125%, 03/30/19	300	347
7.350%, 07/21/25	750	967
4.125%, 08/25/27	200	201
8.750%, 11/21/33	250	365
6.550%, 03/14/37	500	604
5.625%, 11/18/50	550	594
Philippine Government International Bond
9.875%, 01/15/19	150	188
8.375%, 06/17/19	300	369
4.000%, 01/15/21	450	491
4.200%, 01/21/24	1,050	1,166
5.500%, 03/30/26	850	1,024
7.750%, 01/14/31	550	794
6.375%, 10/23/34	1,000	1,343
5.000%, 01/13/37	400	477
3.950%, 01/20/40	600	624
Poland Government International Bond
6.375%, 07/15/19	850	986
5.125%, 04/21/21	550	622
5.000%, 03/23/22	625	704
3.000%, 03/17/23	300	303
4.000%, 01/22/24	750	799
Province of British Columbia Canada
1.200%, 04/25/17	100	101
2.000%, 10/23/22	225	221
Province of Manitoba Canada
1.125%, 06/01/18	100	100
3.050%, 05/14/24	100	102

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Province of Ontario Canada
4.950%, 11/28/16	$350	$366
2.000%, 01/30/19	100	101
4.400%, 04/14/20	200	221
2.500%, 09/10/21	200	202
3.200%, 05/16/24	400	417
Province of Quebec Canada
3.500%, 07/29/20	250	266
7.500%, 09/15/29	300	439
Qatar Government International Bond
3.125%, 01/20/17 (A)	450	462
6.550%, 04/09/19 (A)	200	234
5.250%, 01/20/20 (A)	300	339
4.500%, 01/20/22 (A)	550	611
9.750%, 06/15/30 (A)	200	328
6.400%, 01/20/40 (A)	300	399
5.750%, 01/20/42 (A)	200	249
Republic of Armenia
7.150%, 03/26/25	200	198
Republic of Azerbaijan International Bond
4.750%, 03/18/24 (A)	200	192
Republic of Belarus
8.950%, 01/26/18	100	103
Republic of Ghana
8.500%, 10/04/17	200	201
8.125%, 01/18/26	200	170
10.750%, 10/14/30	300	318
Republic of Iraq
5.800%, 01/15/28 (A)	500	366
Republic of Korea
3.875%, 09/11/23	200	217
Republic of Paraguay
4.625%, 01/25/23 (A)	200	202
6.100%, 08/11/44	200	203
Republic of Serbia
5.250%, 11/21/17	200	209
5.875%, 12/03/18	200	212
4.875%, 02/25/20	200	206
7.250%, 09/28/21	450	514
Romanian Government International Bond MTN
6.750%, 02/07/22 (A)	400	477
4.375%, 08/22/23 (A)	300	315
4.875%, 01/22/24 (A)	250	272
6.125%, 01/22/44 (A)	200	237

Adviser Managed Trust / Quarterly Report / October 31, 2015	37

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Russian Foreign Bond — Eurobond
3.250%, 04/04/17 (A)	$600	$605
11.000%, 07/24/18 (A)	550	658
3.500%, 01/16/19 (A)	400	403
5.000%, 04/29/20	700	736
4.500%, 04/04/22 (A)	400	409
4.875%, 09/16/23 (A)	800	827
12.750%, 06/24/28 (A)	475	774
7.500%, 03/31/30	2,365	2,813
5.625%, 04/04/42 (A)	800	797
5.875%, 09/16/43 (A)	200	205
Senegal Government International Bond
6.250%, 07/30/24	200	186
South Africa Government International Bond
6.875%, 05/27/19	250	279
5.500%, 03/09/20	700	753
5.875%, 05/30/22	200	220
4.665%, 01/17/24	400	404
5.875%, 09/16/25	500	543
6.250%, 03/08/41	100	111
5.375%, 07/24/44	400	392
Sri Lanka Government International Bond
6.000%, 01/14/19	200	201
6.250%, 10/04/20 (A)	300	301
6.250%, 07/27/21 (A)	200	198
5.875%, 07/25/22 (A)	200	193
6.125%, 06/03/25	200	189
Svensk Exportkredit MTN
5.125%, 03/01/17	100	106
1.875%, 06/23/20	200	201
Turkey Government International Bond
7.500%, 07/14/17	700	758
6.750%, 04/03/18	550	598
7.500%, 11/07/19	450	515
7.000%, 06/05/20	250	283
5.625%, 03/30/21	1,000	1,075
6.250%, 09/26/22	700	777
3.250%, 03/23/23	200	186
5.750%, 03/22/24	1,200	1,295
7.375%, 02/05/25	650	777
4.250%, 04/14/26	600	576
6.875%, 03/17/36	1,300	1,495
6.750%, 05/30/40	500	570
6.000%, 01/14/41	800	841
4.875%, 04/16/43	625	563
6.625%, 02/17/45	450	518
Ukraine Government AID Bonds
1.847%, 05/29/20	263	265

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
United Kingdom Gilt
2.000%, 01/22/16	$204	$316
1.250%, 07/22/18	302	472
2.000%, 07/22/20	1,036	1,653
2.250%, 09/07/23	840	1,349
4.250%, 06/07/32	448	874
4.750%, 12/07/38	220	469
4.250%, 12/07/40	318	641
3.750%, 07/22/52	640	1,270
Uruguay Government International Bond
4.500%, 08/14/24	600	624
4.375%, 10/27/27	450	446
7.625%, 03/21/36	400	506
5.100%, 06/18/50	900	808
Venezuela Government International Bond
7.750%, 10/13/19	250	99
12.750%, 08/23/22	900	428
9.000%, 05/07/23	600	235
8.250%, 10/13/24	100	38
7.650%, 04/21/25	500	189
11.750%, 10/21/26	1,300	575
9.250%, 09/15/27	500	219
9.250%, 05/07/28	200	78
11.950%, 08/05/31	500	225
9.375%, 01/13/34	650	262
7.000%, 03/31/38	500	186
Vietnam Government International Bond
6.750%, 01/29/20	150	166
4.800%, 11/19/24	200	197
Zambia Government International Bond
5.375%, 09/20/22	200	148
8.500%, 04/14/24	200	169
8.970%, 07/30/27	200	169

Total Sovereign Debt (Cost $163,110) ($ Thousands)		157,981

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FFCB
4.875%, 01/17/17	250	263
1.100%, 06/01/18	250	250
FHLB
0.625%, 11/23/16	700	701
4.750%, 12/16/16	700	733
1.125%, 04/25/18	2,000	2,010
1.625%, 06/14/19	1,250	1,264

38	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 07/15/36	$225	$299
FHLMC
0.500%, 01/27/17	2,500	2,498
1.000%, 03/08/17	450	453
1.000%, 06/29/17	1,250	1,256
1.000%, 07/28/17	750	753
0.875%, 03/07/18	700	699
1.375%, 05/01/20	1,200	1,193
2.375%, 01/13/22	375	384
FHLMC MTN
6.250%, 07/15/32	300	426
FNMA
1.375%, 11/15/16	300	303
5.000%, 02/13/17	1,000	1,056
1.125%, 04/27/17	600	604
1.000%, 09/27/17	800	803
0.875%, 12/20/17	750	750
0.875%, 02/08/18	750	750
1.875%, 02/19/19	150	153
1.750%, 09/12/19	750	760
1.625%, 01/21/20	375	377
1.500%, 06/22/20	300	299
2.625%, 09/06/24	600	614
6.625%, 11/15/30	475	685
Tennessee Valley Authority
2.875%, 09/15/24	500	507
5.250%, 09/15/39	275	338
3.500%, 12/15/42	125	119

Total U.S. Government Agency Obligations (Cost $21,223) ($ Thousands)		21,300

MUNICIPAL BONDS — 0.6%
Bay Area, Toll Authority, RB
6.263%, 04/01/49	200	267
California State, East Bay Municipal Utility District, Water System Revenue, RB
5.874%, 06/01/40	200	254
California State, GO
7.600%, 11/01/40	175	262
7.550%, 04/01/39	350	517
Chicago, GO
7.781%, 01/01/35	250	267
Connecticut State, Ser A, GO
5.850%, 03/15/32	200	238
Georgia State, Municipal Electric Authority, RB
6.655%, 04/01/57	100	118
6.637%, 04/01/57	200	239

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Illinois State, GO
5.100%, 06/01/33	$400	$369
4.950%, 06/01/23	100	101
4.350%, 06/01/18	100	102
Los Angeles, Unified School District, GO
5.750%, 07/01/34	200	241
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40	225	316
7.102%, 01/01/41	350	477
New York & New Jersey, Port Authority, RB Callable 06/01/25 @ 100
4.823%, 06/01/45	50	51
New York & New Jersey, Port Authority, RB
4.458%, 10/01/62	200	193
New York City, GO Callable 12/01/20 @ 100
6.646%, 12/01/31	200	233
New York State, Metropolitan Transportation Authority, RB
6.814%, 11/15/40	250	331
Texas State, Build America Bonds, GO
5.517%, 04/01/39	200	252
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/30	200	236
University of California, Ser AJ, RB
4.601%, 05/15/31	250	267
University of California, Ser AQ, RB
4.767%, 05/15/15	250	235

Total Municipal Bonds (Cost $5,630) ($ Thousands)		5,566

ASSET-BACKED SECURITIES — 0.5%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/19	250	250
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/18	100	100

Adviser Managed Trust / Quarterly Report / October 31, 2015	39

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Continued)

October 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2015-3, Cl A3
1.940%, 01/21/20	$500	$502
Capital One Multi-Asset Execution Trust, Ser 2014-A2, Cl A2
1.260%, 01/15/20	500	502
CarMax Auto Owner Trust, Ser 2014-3, Cl A3
1.160%, 06/17/19	300	300
Chase Issuance Trust, Ser 2012- A7, Cl A7
2.160%, 09/16/24	300	296
Citibank Credit Card Issuance Trust, Ser 2008-A1, Cl A1
5.350%, 02/07/20	188	205
Citibank Credit Card Issuance Trust, Ser 2014-A5, Cl A5
2.680%, 06/07/23	200	206
Discover Card Execution Note Trust, Ser 2007-A1, Cl A1
5.650%, 03/16/20	200	216
Discover Card Execution Note Trust, Ser 2014-A4, Cl A4
2.120%, 12/15/21	200	203
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl D
3.500%, 06/15/18	250	254
Synchrony Credit Card Master Note Trust, Ser 2012-7, Cl A
1.760%, 09/15/22	300	299
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A3
3.290%, 05/15/48	650	652
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/21	155	155
World Omni Auto Receivables Trust, Ser 2013-B, Cl A4
1.320%, 01/15/20	750	750

Total Asset-Backed Securities (Cost $4,902) ($ Thousands)		4,890

Total Investments — 98.6% (Cost $993,492) ($ Thousands)†		$981,938

A list of open forward foreign currency contracts held by the Fund at October 31, 2015 is as follows:

Settlement Date		Currency to Deliver ($Thousands)		Currency to Receive ($Thousands)	Unrealized Depreciation ($Thousands)
11/25/15	USD	15	CAD	19	$—
11/25/15	USD	98	GBP	64	—
11/25/15	USD	244	EUR	221	—
11/25/15	USD	355	JPY	42,791	—
11/25/15	CAD	1,594	USD	1,212	(7)
11/25/15	GBP	4,659	USD	7,152	(42)
11/25/15	EUR	14,903	USD	16,445	(20)
11/25/15	JPY	2,930,907	USD	24,198	(98)

					$(167)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at October 31, 2015, is as follows:

Counterparty	Currency to Deliver ($Thousands)	Currency to Receive ($Thousands)	Unrealized Depreciation ($Thousands)
Brown Brothers Harriman	$(49,886)	$49,719	$(167)

			$(167)

For the period ended October 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $995,815 ($ Thousands).

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on October 31, 2015.

Cl — Class

CAD — Canadian Dollar

EUR — EURO

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

40	Adviser Managed Trust / Quarterly Report / October 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tactical Offensive Fixed Income (Concluded)

October 31, 2015

†	At October 31, 2015 the tax basis cost of the Fund’s investments was $993,492 ($ Thousands), and the unrealized appreciation and depreciation were $7,023 ($ Thousands) and $(18,577) ($ Thousands), respectively.

At October 31, 2015, the Fund’s investments and other financial instruments were all considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended October 31, 2015, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Adviser Managed Trust / Quarterly Report / October 31, 2015	41

Item 2.	Controls and Procedures

a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as amended (the “1940 Act”) are effective , based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: December 30, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: December 30, 2015